As Filed With The Securities And Exchange Commission on April 13, 2000
                                                                  Nos. 333-13185
                                                                        811-7839

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  -------

   Pre-Effective Amendment No.______

   Post-Effective Amendment No.__13__

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  -------

   Amendment No.__14__


                               CONSECO FUND GROUP
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                         11825 North Pennsylvania Street
                              Carmel, Indiana 46032
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (317) 817-6300
--------------------------------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                             WILLIAM P. KOVACS, Esq.
                               Conseco Fund Group
                         11825 North Pennsylvania Street
                              Carmel, Indiana 46032
--------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                   Copies to:
                              DONALD W. SMITH, Esq.
                              ROBERT J. ZUTZ, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D.C. 20036-1800
                            Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective:

[_____________]     Immediately upon filing pursuant to Rule 485(b)
[_____________]     On                       pursuant to Rule 485(b)
[_____________]     60 days after filing pursuant to Rule 485(a)(1)
[_____________]     On   __________________ pursuant to Rule 485(a)(1)
[______X______]     75 days after filing pursuant to Rule 485(a)(2)
[_____________]     On _________________ pursuant to Rule 485(a)(2)

                               CONSECO FUND GROUP
                             Conseco Large-Cap Fund
                        Conseco Science & Technology Fund



Contents of Registration Statement


This Registration Statement consists of the following papers and documents:

o        Cover Sheet

Contents of Registration Statement:
-----------------------------------
o        Part A -          Prospectus, Class A , B, C and Y

o        Part B -          Statement of Additional Information, Class A, B and C

o        Part C -          Other Information

o        Signature Pages

o        Exhibits

                    PART A - PROSPECTUS, CLASS A , B, C AND Y

[        ], 2000
Subject to Completion


                                                                      PROSPECTUS
                                                      Class A, B, C and Y Shares
                                                    As with any mutual fund, the
                                        Securities and Exchange Commission (SEC)
                                has not approved or disapproved these securities
                  or determined whether this prospectus is accurate or complete.
                       Any representation to the contrary is a criminal offense.




















RED HERRING LANGUAGE: The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

THE CONSECO FUND GROUP'S APPROACH TO
MANAGING YOUR MUTUAL FUND INVESTMENT

THE FUNDS
     Conseco Large-Cap Fund
     Conseco Science & Technology Fund

PRIMARY RISK CONSIDERATIONS

FEES AND EXPENSES

MANAGEMENT OF THE FUNDS
     Adviser
     Advisory Fees
     Portfolio Managers
     Determining Share Price

MANAGING YOUR CONSECO FUND GROUP ACCOUNT
     Essential Information
     Choosing the Right Shares for Your Needs
     Share Class Sales Charges
     Three Convenient Ways to Open Your Conseco Fund Group Account Important Information about Buying Conseco Fund Group Shares
     Important Information about Selling Conseco Fund Group Shares Special Shareholder Services
     Dividends and Distributions
     Tax Considerations
     Distribution and Service Plans

FINANCIAL HIGHLIGHTS

                      THE CONSECO FUND GROUP'S APPROACH TO
                      MANAGING YOUR MUTUAL FUND INVESTMENT

We created the Conseco Fund Group as an economical way for investors to benefit from the insights of professional financial research. No matter what securities a particular fund emphasizes -- stocks and other equity securities, or bonds and other fixed-income securities -- all the funds of the Conseco Fund Group share one vital trait: Fundamental investment research plays the central role in their decision-making.

Conseco Capital Management, Inc. ("CCM"), the funds' Adviser, manages investments for the Conseco Fund Group and other affiliated mutual funds, as well as foundations, endowments, corporations, governments, unions and high net worth individuals. As of Dec. 31, 1999, CCM managed more than $42.2 billion.

CCM's analysts examine the total financial resources of the issuer of any security we might consider buying. They seek to learn if the issuer, whether a business or a government entity, has the resources to support its spending plans and meet its obligations in good economic times and bad.

In considering securities, like stocks or bonds, issued by a business, our analysts take the "big picture" into account. They inquire into the state of the industry the business is competing in, whether it is growing or declining. They look at the business's position in the industry and whether or not its market share is growing. They consider the quality of the goods or services it provides and its ability to innovate. They get to know its management.

This intensive fundamental research guides our funds in buying and selling securities. Because of the Adviser's active management style, our funds generally have a higher portfolio turnover rate than other funds, which means that our funds may have higher taxable distributions and increased trading costs that may affect performance.

The funds have the ability to change their investment objectives without shareholder approval, though they do not currently intend to do so.

THE FUNDS



CONSECO LARGE-CAP FUND

The Conseco Large-Cap Fund invests in larger, well-established companies.


INVESTMENT OBJECTIVE

The fund seeks long-term CAPITAL APPRECIATION.


ADVISER'S STRATEGY

Normally, the fund will invest at least 65% of its assets in a diversified selection of U.S. LARGE-CAPITALIZATION companies with market capitalization ("market cap") in excess of $5 billion that the Adviser believes have above-average earnings growth prospects. The fund also invests in common stock and other United States and foreign securities with similar characteristics, such as preferred stock and securities that investors can convert into common or preferred stock once they reach a predetermined price. Companies whose market cap falls below $5 billion after the Fund purchases them continue to be considered large-cap companies for the purposes of the fund's 65% investment policy.

The Adviser looks for securities that will provide primary growth through price appreciation. In selecting stocks, the Adviser considers these fundamentals:

o    Growth trends of the company and its industry

o    The ratio of earnings per share to the stock's price per share

o Significant purchases or sales of the stock by a company's managers and other insiders

o    How closely actual earnings have matched analysts' forecasts

o    Recent changes in earnings and potential for earnings growth

o    The stock's historical price movement

For defensive purposes or pending investment, the fund may temporarily depart from its investment objective and invest without limitation in cash, money-market instruments and Standard & Poor's Depositary Receipts ("SPDRs"). This could help the fund avoid losses but may mean lost opportunities.

SIDEBAR In Plain English: Defining terms

Capital appreciation is any increase in the price of an investment during the time an investor owns it. From 1929 to the present, stocks have enjoyed greater capital appreciation than bonds overall and over most, but not all, intervals of five years or more.

SPDRs -- pronounced "spiders," an acronym for Standard & Poor's Depositary Receipts -- are shares in a unit investment trust (UIT) that trades on the American Stock Exchange. The UIT holds stocks selected to track the Standard & Poor's composite 500-stock Index, a widely used benchmark that tracks the performance of 500 of the most widely held U.S. common stocks.


PRIMARY RISKS

Market risk

Liquidity and valuation risk

Growth stock risk

See Primary Risk Considerations at page 00 for a detailed discussion of the fund's risks.


HOW HAS THE FUND PERFORMED?

Because the fund is new, it does not have performance to report.


CONSECO SCIENCE & TECHNOLOGY FUND

The Conseco Science & Technology Fund invests in companies that the Adviser believes are positioned to take advantage of scientific or technological advances to power earnings growth.

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

ADVISER'S STRATEGY

Normally, the fund will invest at least 65% of its assets in companies that the Adviser believes will benefit significantly from advances or improvements in science and technology. These companies generally fall into two categories:

o Creators of innovation, companies that either possess or are developing products, processes or services will significantly advance or improve current science or technology

o Users of innovation, companies that can apply scientific or technological advances to a gain a business edge

The fund is non-diversified -- it is not limited by the percentage of assets it may invest in any one issuer. The Adviser may invest in companies of any size.

The Adviser looks for companies:

o   Whose earnings appear likely to continue to rise

o That demonstrate the ability to grow their earnings at a consistently faster rate than their peers

o   Whose stocks appear to be priced below their true value

o   That will be recognized  and whose stock will  appreciate due to a specific
    development  or  advancement  in  the  science  and  technology   ("special
    situations") field

Sidebar: "Special situations" might include a new process or product, a technological breakthrough, a management change or other extraordinary corporate event, or difference in market supply or demand for a particular security. The Fund's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

In addition, the Adviser digs beneath these numbers in an effort to determine whether a company has:

o High return on invested capital, which indicates that the company is efficiently using the money it has raised from stock and long-term borrowings

o Sound financial policies and a strong balance sheet, with low debt relative to shareholders' equity

o Competitive advantages, including innovative products and services in fast-growing or strategically significant industry segments.

o    Effective research, product development and marketing

o    Stable, capable management

The fund may also invest in any or all of the following:

o Preferred stock (which generally does not have voting rights but does have a stated dividend payment)

o Convertible securities (bonds, debentures, notes or preferred stock that investors can convert into common stock once they reach a predetermined price)

o Warrants (contracts allowing purchase of a fixed amount of common stock at a specified price)

o Bonds and other fixed-income securities, including high-yield securities (when the Adviser believes they are more attractive than stocks on a long-term basis)

For defensive purposes and pending investment of money received for share purchases, the fund may temporarily depart from its investment objective and invest without limitation in cash, money-market instruments and SPDRs.* This could help the fund avoid losses but may mean lost opportunities.


PRIMARY RISKS

Concentration risk

Market risk

Small company risk

Liquidity and valuation risk

Science & Technology market risk

See Primary Risk Considerations at page 00 for a detailed discussion of the fund's risks.


HOW HAS THE FUND PERFORMED?

Because the fund is new, it does not have performance to report.


PRIMARY RISK CONSIDERATIONS

Any mutual fund investment is subject to risk and may decline in value. YOU COULD LOSE PART OR EVEN ALL OF THE MONEY YOU INVEST. The extent to which any Conseco Fund Group mutual fund faces the risks listed below depends on:

o    Its investment objective

o    Its ability to achieve its objective

o    The markets in which it invests

o    The investments it makes in those markets

----------------------------------

*SPDRs--pronounced "spiders," an acronym for Standard & Poor's Depositary Reciepts--are shares in a unit investment trust (UIT) that trades on the American Stock Exchange. The UIT holds stocks selected to track the Standard & Poor's composit 500-stock Index, a widely used benchmark that tracks the performance of 500 of the most widely held U.S. common stocks.

o    General economic conditions

Concentration Risk

If a fund has most of its investments in a few securities or a single economic sector, its performance will be more susceptible to factors adversely affecting companies or other issuers in that sector than would a more diversified portfolio of securities.

Liquidity and Valuation Risks

Securities that were liquid when purchased by a fund may become temporarily hard to value and difficult or impossible to sell, especially in declining markets.

Market Risk

The market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Small Company Risk

Investments in smaller companies may be more volatile than investments in larger companies. Smaller companies generally experience higher growth rates and higher failure rates than do larger companies. The trading volume of smaller-company stocks is normally lower than that of larger-company stocks. Short-term changes in the market for small-company stocks generally have a disproportionate effect on their price, tending to make them rise more in response to buying demand and fall more in response to selling pressure.

Science & Technology Market Risk

Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to the stocks. In the Science and Technology market, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly.

Please note that there are other circumstances not described here which could adversely affect your investment and potentially prevent a fund from achieving its objective.

FEES AND EXPENSES

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the funds. These expenses are deducted from the funds' assets.

SHAREHOLDER FEES

(fees paid directly from your investment)

                             CONSECO LARGE-CAP FUND
                                Shareholder Fees


                                Class A      Class B      Class C       Class Y


MAXIMUM UP-FRONT SALES           5.75%        None          None          None
CHARGE ON PURCHASES

MAXIMUM DEFERRED                 None*       5.00%**      1.00%***        None
SALES CHARGE


The funds do not charge any fees for reinvesting dividends, redeeming or exchanging fund shares.

* If you buy $500,000 or more of Class A shares and sell these shares within 180 days from the date of purchase, you may pay a 1.00% contingent deferred sales charge at the time of redemption.

** The maximum 5.00% contingent deferred sales charge applies to sale of Class B shares during the first year after purchase. The charge generally declines annually, reaching zero after six years.

*** The 1.00% contingent deferred sales charge applies only if an investor sells
    Class C shares within the first year after purchase.


                            Annual Operating Expenses


                            Class A        Class B        Class C       Class Y


MANAGEMENT AND
ADMINISTRATIVE FEES            0.90%         0.90 %        0.90 %        0.90 %

PLUS DISTRIBUTION
(12B-1) FEES                   0.50%          1.00%         1.00%         None

PLUS OTHER EXPENSES             TK %           TK %          TK %          TK %

EQUALS TOTAL ANNUAL FUND
OPERATING EXPENSES              TK %           TK %          TK %          TK %

LESS FEE WAIVER AND/OR EXPENSE
REIMBURSEMENT+                  TK %           TK %          TK %          TK %

EQUALS NET EXPENSES            1.75%          2.25%         2.25%         1.25%



+ [These footnotes need appear only once per page.] The Adviser and Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the fund's expenses through 4/30/01 to ensure that total annual operating expenses do not exceed the Net Expense listed in the Annual Operating Expenses table. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.

                        CONSECO SCIENCE & TECHNOLOGY FUND
                                Shareholder Fees


                              Class A      Class B        Class C      Class Y


   MAXIMUM UP-FRONT SALES        5.75%         None          None         None
     CHARGE ON PURCHASES

      MAXIMUM DEFERRED           None*       5.00%**       1.00%***       None
        SALES CHARGE


The funds do not charge any fees for reinvesting dividends, or redeeming or exchanging fund shares.

* If you buy $500,000 or more of Class A shares and sell these shares within 180 days from the date of purchase, you may pay a 1.00% contingent deferred sales charge at the time of redemption.

** The maximum 5.00% contingent deferred sales charge applies to sale of Class B shares during the first year after purchase. The charge generally declines annually, reaching zero after six years.

*** The 1.00% contingent deferred sales charge applies only if an investor sells
    Class C shares within the first year after purchase.



                            Annual Operating Expenses

                            Class A        Class B        Class C       Class Y


MANAGEMENT AND
ADMINISTRATIVE FEES             1.20%          1.20%         1.20%         1.20%

PLUS DISTRIBUTION
(12B-1) FEES                    0.50%          1.00%         1.00%          None

PLUS OTHER EXPENSES              TK %           TK %          TK %          TK %

EQUALS TOTAL ANNUAL FUND
OPERATING EXPENSES               TK %           TK %          TK %          TK %

LESS FEE WAIVER AND/OR
EXPENSE REIMBURSEMENT+           TK %           TK %          TK %          TK %

EQUALS NET EXPENSES             1.50%          2.00%         2.00%         1.00%


+ [These footnotes need appear only once per page.] The Adviser and Administrator have contractually agreed to waive a portion of their fees and/or pay a portion of the fund's expenses through 4/30/01 to ensure that total annual operating expenses do not exceed the Net Expense listed in the Annual Operating Expenses table. This arrangement does not cover interest, taxes, brokerage commissions and extraordinary expenses. They may recover any money waived under the contract provisions, to the extent that actual fees and expenses are less than the expense limitation, for a period of three years after the date of the waiver.


EXPENSE EXAMPLE

These examples will help you compare the cost of investing in the Conseco Fund Group to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a fund for the time periods indicated and then sell all your shares at the end of each period. The examples also assume that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

CLASS A SHARE
                                       1 Year    3 Years*   5 Years*   10 Years*


   Conseco Large-Cap Fund                $TK        $TK        $TK         $TK

   Conseco Science & Technology Fund     $TK        $TK        $TK         $TK



* [This footnote need appear only once per page.] The examples for 3, 5 and 10 years do not take into account the expense waiver/reimbursement described above. Under the reimbursement arrangement, your cost for the 3, 5 and 10 year periods would be lower.


CLASS B SHARES
                                        1 Year   3 Years*   5 Years*   10 Years*


   Conseco Large-Cap Fund                $TK        $TK        $TK         $TK

   Conseco Science & Technology Fund     $TK        $TK        $TK         $TK

* [This footnote need appear only once per page.] The examples for 3, 5 and 10 years do not take into account the expense waiver/reimbursement described above. Under the reimbursement arrangement, your cost for the 3, 5 and 10 year periods would be lower.


CLASS C SHARES
                                        1 Year    3 Years*   5 Years*  10 Years*

   Conseco Large-Cap Fund                 $TK       $TK        $TK         $TK

   Conseco Science & Technology Fund      $TK       $TK        $TK         $TK

* [This footnote need appear only once per page.] The examples for 3, 5 and 10 years do not take into account the expense waiver/reimbursement described above.Under the reimbursement arrangement, your cost for the 3, 5 and 10 year periodswould be lower.



CLASS Y SHARES
                                         1 Year   3 Years*   5 Years*  10 Years*

   Conseco Large-Cap Fund                 $TK       $TK        $TK         $TK

   Conseco Science & Technology Fund      $TK       $TK        $TK         $TK


* [This footnote need appear only once per page.] The examples for 3, 5 and 10 years do not take into account the expense waiver/reimbursement described aboveUnder the reimbursement arrangement, your cost for the 3, 5 and 10 year periods would be lower.

MANAGEMENT OF THE FUNDS

ADVISER

Conseco Capital Management, Inc. ("CCM") is located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032. CCM is a wholly owned subsidiary of Conseco, Inc., a publicly owned financial services company that provides specialized annuity, and life and health insurance products. CCM manages investments for Conseco, Conseco-affiliated insurance companies, the Conseco Fund Group family of mutual funds and other Conseco mutual funds, as well as for foundations, endowments, corporations, government entities, unions and high net worth individuals. As of Dec. 31, 1999, CCM managed over $42.2 billion.


ADVISORY FEES

The advisory fee to be paid to the Adviser by each fund is as follows:


     FUND NAME                                    ADVISORY FEES PAID

                                                   (expressed as a percentage of
                                                     average daily net assets)


Conseco Large-Cap Fund                                        0.70%
Conseco Science & Technology Fund                             1.00%



PORTFOLIO MANAGERS OF THE CONSECO FUND GROUP

---------------------------- --------- ------------------------------------------------------- --------------------
                              WITH
                              CCM
       FUND MANAGER           SINCE                   PROFESSIONAL EXPERIENCE                         FUNDS
---------------------------- --------- ------------------------------------------------------- --------------------
---------------------------- --------- ------------------------------------------------------- --------------------
Thomas J. Pence, CFA,        1991      o    Manages the equity portion of the Balanced         o    Conseco
Chief Investment Officer,                   Fund's portfolio                                        Large-Cap
Equity                                 o    Manages CCM's equity portfolios and has
CONSECO CAPITAL                             oversight of the equity investment process
MANAGEMENT, INC.                       o    Portfolio manager of other affiliated
                                            investment companies
---------------------------- --------- ------------------------------------------------------- --------------------
---------------------------- --------- ------------------------------------------------------- --------------------
Paul Berg, CFA               1999      o    Assists the research and portfolio                 o    Conseco
Assistant Vice President                    management efforts for the Adviser's equity             Science &
CONSECO CAPITAL                             portfolios                                              Technology
MANAGEMENT, INC.
                                       Prior to joining the Adviser, Mr. Berg
                                       was an equity analyst at Friess
                                       Associates, managers of Brandywine Funds,
                                       and prior to that hewas a senior  equity
                                       analyst at Morgan Keegan.

---------------------------- --------- ------------------------------------------------------- --------------------
---------------------------- --------- ------------------------------------------------------- --------------------
Andrew S. Hadland,           1998      o    Assists in the portfolio management and            o    Conseco
Securities Analyst                          primarily responsible for the analysis of the           Science &
CONSECO CAPITAL                             life sciences and enterprise software industries        Technology
MANAGEMENT, INC.
                                       Prior to joining the Adviser, Mr. Hadland
                                       was a senior financial analyst with SEI.
---------------------------- --------- ------------------------------------------------------- --------------------
---------------------------- --------- ------------------------------------------------------- --------------------
Mark Babka, CFA              1993      o    Assists in the research and portfolio              o    Conseco
Asst. Vice President,                       management efforts for the Adviser's equity             Large-Cap
Senior Securities Analyst                   portfolios
CONSECO CAPITAL
MANAGEMENT, INC.
---------------------------- --------- ------------------------------------------------------- --------------------
---------------------------- --------- ------------------------------------------------------- --------------------
Erik J. Voss, CFA            1996      o    Assists the research and portfolio                 o    Conseco
Vice President,                             management efforts for all of the Adviser's             Large-Cap
Senior Securities Analyst                   equity portfolios
CONSECO CAPITAL
MANAGEMENT, INC.                       Prior to joining the Adviser, Mr. Voss was an equity
                                       analyst for Gardner Lewis Asset Management for over
                                       three years.
---------------------------- --------- ------------------------------------------------------- --------------------


ADMINISTRATIVE SERVICES

Conseco Services, LLC provides administrative services to the funds, including:

o Supervising bookkeeping and recordkeeping to ensure that shareholder information is accurate and up-to-date

o Supervising the preparation and filing of documents as required by state and federal regulatory agencies

o    Management and oversight of all third-party service providers

As compensation for these services, Conseco Services, LLC receives administrative fees of 0.20% annually of each fund's average daily net assets.


Determining Share Price

A fund's share price equals the total market value of its assets minus its liabilities, called net asset value (NAV), divided by the total number of shares outstanding. Because the value of each fund's securities changes every business day, the fund's share price usually changes as well.

Each fund calculates its NAV per share on each business day that the New York Stock Exchange (NYSE) is open. This occurs at the close of regular trading, normally 4 PM, Eastern time. The NAV is generally based on the market price of the securities held in a fund.

The funds may estimate prices under a practice known as fair value pricing in the following circumstances:

o    Securities and assets for which market quotations are not readily available

o Events that occur after an exchange closes are likely to affect the value of a security

o Fund management strongly believes a security's market price does not reflect the security's true value


MANAGING YOUR CONSECO FUND GROUP ACCOUNT

ESSENTIAL INFORMATION

Contacting Conseco Fund Group
By phone                           800-986-3384, 24 hours a day

By mail                            Conseco Fund Group
                                   Attn: Administrative Offices
                                   11815 N. Pennsylvania St., K1B
                                   Carmel, IN 46032

OUR BUSINESS HOURS

We're open when the New York Stock Exchange is open so you can buy or sell shares in your fund account any weekday except: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

MINIMUM FUND INVESTMENT*
                                                           per fund
                                 To open an account              $250
                         Each additional investment                50
               To open an automated investment plan                50
                       To open a retirement account                 0
                           through salary reduction
                   Initiate a Dollar Cost Averaging             5,000
                         (DCA) Plan through Firstar
                          Money Market Fund account
              Transfer assets from DCA Plan to fund    250 each month

* Minimums apply to Class A, Class B and Class C shares.


                      WE CANNOT ACCEPT THIRD-PARTY CHECKS.

These requirements may be changed or waived at any time at the discretion of the fund's officers.


KEEPING TRACK

We'll send you written confirmation of each transaction in your account. These confirmations also serve as your proof of ownership since we do not issue certificates.


CHOOSING THE RIGHT SHARES FOR YOUR NEEDS

Investors may choose from four classes of shares in each of our mutual funds. The classes differ in the way they deal with sales charges and fund expenses. Four important considerations in choosing a share class are the amount you plan to invest, your investment objectives, the fund's expenses and charges, and how long you intend to keep the money invested. As always, we recommend that you discuss your investment goals and choices with your registered financial professional.

Class A shares

o Carry a maximum up-front sales charge of 5.75% of your investment-- 5.00 maximum for the Conseco Fixed Income Fund-- depending on the size of your investment.

o Have lower operating expenses than Class B or Class C shares. This means an investment in Class A shares will have higher annual returns than a comparable investment in Class B or C shares.

o    12b-1 for Fixed Income Fund = 0.65%, 12b-1 for all other funds = 0.50%

Sidebar About 12b-1

12b-1 fees, paid to the Distributor, may be used to cover a fund's sales, marketing and promotional expenses. Because they are paid out of the Fund on an ongoing basis, they increase the cost of your investment the longer you hold it and may end up costing you more than other types of sales charges.

Class B shares

o Have no up-front sales charge, but you pay surrender charges (called contingent deferred sales charges) on shares you sell. These charges start at 5.00% of the amount of the purchase or sale, whichever is less, when you redeem shares within a year of your purchase. They gradually decline each year until reaching zero in the seventh year after your purchase.

o Convert to an equal dollar value of Class A shares, with lower operating expenses, eight years after purchase.

o 12b-1 = 1.00%

Class C shares

o Have no up-front sales charge, but you pay a contingent deferred sales charge of 1.00% of the amount of your purchase or sale, whichever is less, when you redeem shares within one year of their purchase. Class C shares never convert to Class A shares.

o    12b-1 = 1.00%

Class Y shares

o Are only available to individuals whose Conseco Fund Group investments exceed $500,000 or to eligible institutional investors:
     - Tax-qualified retirement plans with at least $10 million to invest or 250 ligible employees - Banks and insurance companies investing for their own accounts
     -   Other investment companies not affiliated with our Investment Adviser
     - The Investment Adviser's tax-qualified retirement plans or qualified financial intermediaries who have a contract with Conseco Equity Sales, Inc.("Distributor")
     -   Endowments, foundations and other charitable organizations
     - Wrap-fee accounts or asset allocation programs in which the shareholder pays an asset-based service fee

We cover the complete details of each share class in the sections following.

SHARE CLASS SALES CHARGES

Class A Shares

The price of Class A shares equals a fund's current share price, or net asset value (NAV), plus a sales charge that varies according to the amount you invest, as shown in the chart below.

If your purchase is . . .       your initial sales charge    your annual sales charge         the one-time Dealer
                                as a % of the share price    as a % of the total you          allowance as a % of
                                is . . .                     invested is . . .                purchase price is . . .

Less than $50,000 (for all                 5.75                           6.10                            5.00
funds except Conseco Fixed
Income Fund)

$50,000 to $99,999                         4.50                           4.71                            3.75

$100,00 to $249,999                        3.50                           3.63                            2.75

$250,000 to $499,999                       2.50                           2.56                            2.00

$500,000 and over                          none                           none                            1.00


An investor who redeems Class A share purchases of $500,000 or more, within 180 days of purchase, may be subject to a contingent deferred sales charge of 1.00%.

You may be able to reduce the sales charge on your purchase of Class A shares:

o We will add the value of any existing Conseco Fund Group investments, plus the value of any investment you've made in the Firstar Money Market Fund, to the amount of your investment to determine the sales charge. (You may invest in the Firstar Money Market Fund, currently managed by Firstar Investment Research and Management Company, LLC, through a separate prospectus. You can obtain one by calling 800-986-3384.)

o You may add funds held for your benefit in trust by fiduciaries with the funds to be considered in calculating sales charges on your purchase. These funds include qualified retirement plans at work.

o If you agree by letter of intent to invest a definite amount in Conseco Fund Group Class A shares over the 13 months following your first purchase, we will calculate the sales charge as if you purchased all the shares at one time. You could reduce sales charges still further by including your existing Conseco Fund Group investments in the calculation.

Consult your registered financial professional, or the Conseco Fund Group Statement of Additional Information (SAI) for further details on our Class A share cost reduction programs.

o You may reinstate your Conseco Fund Group mutual fund investment anytime within 180 calendar days after you sell your shares. That means you may reinvest the amount you received from the sale of your shares without any up-front sales charge. You may exercise this reinvestment privilege only once per Conseco Fund Group fund investment and it may be subject to other restrictions.


Class B Shares

Class B Shares have no up-front sales charges. Your entire amount invested purchases Conseco Fund Group shares. Instead, you pay:

o Higher annual expenses
   on your investment

o A contingent deferred sales charge on any shares you sell within six years of your purchase

We base the sales charge on the price of the shares at the time you bought them or their price at the time you sell, whichever is lower. The amount of the contingent deferred sales charge declines the longer you own your shares:


         If you sell shares during ....             you pay this % on the total
                                                    amount of the sale:
         the first year after purchase                          5
         the second year after purchase                         4
         the third year after purchase                          3
         the fourth year after purchase                         3
         the fifth year after purchase                          2
         the sixth year after purchase                          1
         the seventh year after purchase                        0


In the eighth year after your purchase your Class B shares convert to Class A shares of equal value. This means the shares will have lower ongoing annual expenses.


Please note:

1. Class B share purchases may not exceed $500,000.

2. In calculating the contingent deferred sales charge, we consider any shares purchased during a month as purchased on the first day of the month.

3. Any shares you purchase by reinvesting the dividends and capital gains distributions from your Class B shares do not carry a contingent deferred sales charge.

4. When you place an order to sell Class B shares, we automatically sell the shares that have no contingent deferred sales charge first.

5. You may reinstate your Conseco Fund Group mutual fund investment anytime within 180 calendar days after you sell your shares. That means we will reimburse up to the full amount of any contingent deferred sales charge you paid, depending on how much you reinvest. You may exercise this reinvestment privilege only once per Conseco Fund Group investment and it may be subject to other restrictions.


Class C Shares

Class C Shares have no up-front sales charges. The entire amount you invest purchases Conseco Fund Group shares. Instead, you pay:

o Higher annual expenses on your investment

o A contingent deferred sales charge of 1.00% on any shares you sell within one year of your purchase

We base the sales charge on the price of the shares at the time you bought them or their price at the time you sell, whichever is lower.

Class C shares have higher annual operating expenses. Unlike Class B shares, they never convert to any other class of shares with lower expenses.


Similarities with Class B shares

o We base the sales charge on the price of the shares at the time you bought them or their price at the time you sell, whichever is lower. See 2, 3, 4 and 5in Class B above for other similarities.



          If you sell shares during ....             you pay this % on the total
                                                     amount of the sale:
          the first year after purchase                          1
          the second year after purchase                         0


o Class C shares pay annual 12b-1 distribution and shareholder servicing fees of 1.00%.


Class Y Shares

Class Y shares have no up-front or contingent deferred sales charges, nor do they pay annual 12b-1 distribution or shareholder servicing fees.


THREE CONVENIENT WAYS TO OPEN YOUR CONSECO ACCOUNT

Through your financial professional

You can buy shares in any Conseco Fund Group fund through any authorized broker/dealer, financial planner, or a financial institution, such as a bank, or financial services firm. These organizations and individuals may maintain their own procedures for buying and selling shares, and may charge fees. Your financial professional will have the details.

By mail

Send your completed application, and a separate check payable to the Conseco Fund Group to:

Conseco Fund Group
c/o Firstar Mutual Fund Services, LLC
PO Box 701
Milwaukee, WI 53201-0701


or for overnight mail
---------------------
c/o Firstar Mutual Fund Services, LLC
615 E. Michigan St., 3rd floor
Milwaukee, WI 53201-0701
414-765-4124


By bank wire
Send your completed application to the address listed above and wire your investment to:
ABA#075000022
Credit to:
Firstar Mutual Fund Services, LLC
Account #112-952-137
Further credit to:

o  The name of the fund you're investing in

o  Your account name

o  The fund's number, which you'll find on the account application



NEW ACCOUNTS MUST ALSO SEND A COMPLETED APPLICATION FORM TO ONE OF THE MAILING ADDRESSES LISTED ABOVE.


IMPORTANT INFORMATION ABOUT BUYING CONSECO FUND GROUP SHARES

o Please indicate which class of shares you are buying -- Class A, B, C or Y -- when you place your order. o If you're adding to your existing account, indicate your fund account number on your check.

o We accept no third-party checks.

o Shares are purchased at the next share price calculated after we receive your order.

o If you buy shares through your financial professional, it is the professional's responsibility to forward your purchase order before the close of business on the New York Stock Exchange, normally 4 PM, Eastern time. Investors should check with their financial professionals to see whether they have an earlier daily deadline for forwarding purchase orders.

o Payment for shares purchased through a financial institution such as a bank or an authorized broker/dealer is due on the settlement date, normally three days after we have received your order. (If you or your financial professional is making payment via federal funds wire, be sure to get a confirmation number, which you will need to ensure timely credit.)

o We can only accept checks in U.S. dollars drawn on U.S. funds for the purchase of shares.

o We may charge a $25 fee on purchase checks that do not clear.

o To ensure that all checks have cleared, we do not allow investors to sell shares purchased by check until the shares have been in their account 12 days.

o We reserve the right to cancel any purchase order, specifically, a purchase order for which we have not received payment within three business days.

o The fund currently does not charge for inbound wire transfers, although your bank may.


IMPORTANT INFORMATION ABOUT SELLING CONSECO FUND GROUP SHARES

You may transmit a request to sell shares by phoning us directly, through your financial professional or by mail. We will mail the check for the proceeds of the sale of your shares, minus any applicable contingent deferred sales charge, to the address listed on your account application.


IF YOU SELL SHARES BY PHONE

o Neither the funds nor their transfer agent, Firstar Mutual Fund Services, LLC, is responsible for verifying whether a telephoned sales order is genuine. We do, however, protect you with these safeguards:
     -   We record telephone orders.
     -   We require callers to provide specific identifying information.
     -   We send written confirmation of your order within five days.

o You cannot place orders by phone if you have rejected the telephone privilege in your account application.


IF YOU SELL SHARES THROUGH YOUR FINANCIAL PROFESSIONAL

o Intermediaries may maintain their own procedures for buying and selling shares. Your financial professional will have the details. o Intermediaries may charge fees for processing your sales request, even though we do not.

IF YOU SELL SHARES BY MAIL

Address your request to
------------------------
Conseco Fund Group
c/o Firstar Mutual Fund Services, LLC
PO Box 701
Milwaukee, WI 53201-0701

or for overnight mail
---------------------
c/o Firstar Mutual Fund Services, LLC
615 E. Michigan St., 3rd floor
Milwaukee, WI 53201-0701
414-765-4124


IF YOU SELL SHARES BY WIRE

A $12 fee will be charged for all outbound wire transfers.

We may require a signature guarantee for sales of Conseco Fund Group shares totaling $50,000 or more. You may obtain your signature guarantee from most financial institutions, such as banks, broker/dealers, credit unions and savings associations -- but not from a notary public.


INFORMATION REQUIRED ON ALL SALES REQUESTS

o Include your account number, your account's name and your Social Security or taxpayer identification number with your sales request.

o State either the number of shares you wish to sell or the amount you wish to receive from the sale.


CALCULATING THE PROCEEDS FROM YOUR SALE

o Shares are sold at the next share price calculated after we receive your request, either from you directly or through your registered financial professional.

o If you submit your sales request through a registered financial professional, it is the financial professional's responsibility to transmit your request prior to the close of the New York Stock Exchange in order to receive that day's share price.


RECEIVING THE PROCEEDS FROM YOUR SALE

o You should receive a check for the net proceeds of your sale within seven business days. We may, however, delay payment 12 days or longer if the check you used to purchase the shares you're selling has not cleared.

o Under extraordinary circumstances, as specified by law, we may temporarily suspend payment.


EXPEDITED PROCESSING

You may have proceeds of $50 or more wired directly or sent through electronic funds transfer to an account in the U.S. bank of your choice. Normally, we will transmit these expedited proceeds on the next business day following the sale of your shares. We charge a $12 wire transfer fee.


SPECIAL SHAREHOLDER SERVICES

We offer an array of special services free of charge to make investing in Conseco Fund Group mutual funds easy and convenient.


AUTOMATED INVESTING

Conseco Fund Group has designed two programs to implement disciplined investing strategies:

o Pre-authorized investment plan. Lets you set up debits from your checking account for $50 or more every month to purchase shares for your fund account. You may even qualify for a waiver of the $50 minimum on purchases made through payroll deduction or qualified retirement plans. Call 800-986-3384 for details.

o Dollar-cost-averaging program. Lets you transfer a set amount of money regularly between the interest-bearing Firstar Money Market Fund and any Conseco Fund Group mutual fund. By investing this way, you buy more shares when mutual fund share prices are down and fewer when share prices go up. This strategy canhelp lower the average price you pay for your shares. To participate, you need to invest at least $5,000 in the money-market fund and transfer a minimum of$250 every month to a Conseco Fund Group fund.

Dollar cost averaging cannot assure you of a profit or protect you against loss. And because the plan requires that you invest consistently without regard to share prices, you should carefully consider whether you would be willing to continue purchasing shares in all market conditions.


ELECTRONIC BUYING AND SELLING

You can buy or sell your Conseco Fund Group investments electronically whenever you like by taking advantage of our Automated Clearing House (ACH) option.

ACH lets you transfer money directly between your bank and fund accounts to buy or sell as little as $50 or as much as $50,000 worth of Conseco Fund Group shares. (The minimum is $250 if you are making a new investment and not adding to an existing one.)

To sign up for ACH simply fill out Part 8 on your account application.


SYSTEMATIC WITHDRAWALS

You can arrange to sell shares monthly or quarterly. We'll send the proceeds to you or to any party you designate. Just fill out Part 9, "Systematic Withdrawal/Exchange Plan," on your account application. We normally process systematic withdrawals on the 25th day of each month and mail out checks within five business days of the following month.

To qualify for systematic withdrawals, you must:
o   Reinvest your distributions
o   Begin with an account value of $5,000 or more
o    Withdraw at least $50 monthly or quarterly starting when you first invest


FREE EXCHANGES

Conseco Fund Group lets you exchange shares in one fund for the same class of shares in any other fund, including the Firstar Money Market Fund, free of charge. There may, however, be tax consequences resulting from these exchanges. See Tax Considerations. Normally we will execute the entire transaction in a single business day.

The following conditions apply:

o The value of the shares you are exchanging must meet the minimum purchase requirement of the fund you're exchanging them for.

o If you exchange Firstar Money Market shares for Class A shares in any Conseco Fund Group fund, we will assess the applicable sales charge.

o If you sell Class B shares you acquired through an exchange, we will calculate any contingent deferred sales charge from the date you originally purchased the shares that you exchanged.

o If you sell Class C shares you acquired through an exchange and you sell them within a year of the exchange, we will calculate any contingent deferred sales charge from the date you originally purchased the shares that you exchanged.

o We may apply a contingent deferred sales charge on Firstar Money Market Fund shares that you sell, if you acquired them through an exchange of Class B or C shares from another fund.

o You may exchange Firstar Money Market Fund shares that you acquired through an exchange back into your original share class at no additional charge. If you then sell those shares, we will calculate your contingent deferred sales charge from the date you purchased the original shares, not from the date you exchanged the Firstar Money Market Fund shares.

Short-term or excessive trading into and out of the funds may harm performance by disrupting investment management strategies and increasing expenses. Accordingly, the funds may reject any purchase orders, including exchanges, from investors who, in Conseco Fund Group's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive. To determine whether investors engage in short-term or excessive trading, we consider the trading history of all the Conseco Fund Group accounts they own and control.

DIVIDENDS AND DISTRIBUTIONS

At least 90% of each fund's net investment income is distributed to shareholders as dividends. Net investment income consists of all dividends and interest received -- less expenses (including fees payable to the Adviser and its affiliates). You begin earning dividends on fund shares the day after the Conseco Fund Group receives your purchase payment.

Each fund declares and pays dividends from net investment income according to the schedule below. The Board of Trustees may elect to change dividend distribution intervals.

SCHEDULE OF DIVIDEND PAYMENTS FUND               DECLARED AND PAID

Conseco Science & Technology Fund                      Annually
Conseco Large-Cap Fund                                 Annually

Any capital gains are generally declared annually and distributed to shareholders after the close of a fund's fiscal year. These include net capital gains (the excess of net long-term capital gain over net short-term capital loss), net short-term capital gains, and net realized gains from foreign currency transactions.

Dividends and other distributions paid on each class of shares are calculated at the same time and in the same manner. Because specific expenses may apply to one class of shares and not another, dividend amounts will differ.

Choose How to Use Your Distributions

Conseco Fund Group lets you receive your distributions in cash or use them to buy more shares. Simply choose on your application the option that meets your needs. Retirement accounts reinvest all fund distributions except under unusual circumstances. Call 800-986-3384 for further information.

Here are your options

You may reinvest in additional fund shares: and receive in cash:


o   all income dividends and distributions

o   only income dividends                   o  other distributions in cash

o   only distributions                      o  income dividends in cash


                                            We  mail all cash dividends and
                                            distributions by check to you or
                                            transfer them via electronic funds
                                            transfer(ETF)to your bank account if
                                            you have selected the Wire/
                                            Electronic Transfer Options in Part
                                            7 of your application.

TAX CONSIDERATIONS

The shareholders of each fund ordinarily pay taxes on the fund's dividends and distributions. You will owe taxes whether you receive distributions and dividends in cash or whether you reinvest them. The amount of taxes you owe will depend on many factors. The most important are:

o Your income tax bracket

o How long a fund has owned the securities that it sells

o How long you've owned any shares in the fund that you might sell

o Whether you owe alternative minimum tax

Because each investor's tax circumstances are unique and because tax laws are subject to change, we recommend that you consult your tax advisor about your investment.


The amount of tax you owe each year on your fund investment will depend on the amount of dividends and capital gain distributions that the fund pays out. Normally, the taxes will be due in the year dividends and distributions are paid. (The exception is when a fund declares a dividend in December of one year, and pays the dividend in January of the next year. In this case, you pay taxes on the distributions as if we had paid them in December.)

Dividends and distributions usually create the following tax liability:

    TRANSACTION                                  TAX STATUS
Dividend payout                                  Ordinary income

Short-term capital gain distribution             Ordinary income

Long-term capital gain distribution              Capital gain


Taxes on Sales or Exchanges

The chart features possible tax implications arising from the sale or exchange of fund shares.

                     TRANSACTION                           TAX IMPLICATION


Selling shares for more than purchase price                      Yes

Selling shares for less than purchase price                      Yes

Exchanging shares of same class from one Conseco Fund            Yes
Group fund to another

Class B shares convert to Class A shares                          No


After Dec. 31 of each year, we will mail you a notice telling you:

o How much your investment in the fund has earned in dividends and distributions during the year

o Whether they are taxable as ordinary income, a short-term capital gain or a long-term capital gain


Backup Withholding

You must give us your Social Security or other taxpayer ID number on your fund application. If we do not have your number on record, or if the IRS has informed us that you are subject to backup withholding, we must withhold 31% of all money that you earn from your investment. Consult your tax advisor for details.


DISTRIBUTION AND SERVICE PLANS

The funds have adopted Distribution and Service Plans (12b-1 Plan) for Class A, B and C shares to compensate the Distributor for its distribution and marketing services, and for servicing shareholder accounts. The following chart provides the fees paid for each share class. The distribution and service fees are paid out of the assets of each share class on an ongoing basis and will increase the cost of your investment.

        CLASS A SHARES                   CLASS B AND CLASS C SHARES

Fees paid to the  distributor           Fees paid to the Distributor may not
may not exceed 0.50% annually of        exceed 1.00% annually of each fund's
the average daily net assets.           avarage daily net assets.


The distributor may make payments to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and sales-related costs. The payments for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value.

Payments to Brokers/Dealers/Financial Intermediaries

 CLASS A SHARES                  CLASS B SHARES                  CLASS C SHARES

The selling broker/dealer    Since these shares have     Since these shares have
may retain the sales charge  no up-front sales charges,  no sales Charge, the
you pay on these shares.     the Distributor pays the    Distributor pays the
                             seller 4% of the purchase   seller 1% of the
                             Amount.                     purchase amount.


                             We use part of the proceeds from the contingent deferred sales charge and the 12b-1 fee to defray these payments.


FINANCIAL HIGHLIGHTS

Because the Conseco Large-Cap and Conseco Science & Technology Funds are new, financial highlights are not available.


FOR MORE INFORMATION

More information on the Conseco Fund Group is available free upon request:


SHAREHOLDER REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their most recent fiscal year.



STATEMENT OF ADDITIONAL INFORMATION

The SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference into (is legally considered part of) this prospectus. The SAI provides more details about each fund and its policies.


To obtain a shareholder report, SAI or other information:

By telephone

Call 800-986-3384

By mail

Conseco Fund Group
Attn: Administrative Offices
11815 N. Pennsylvania Street, K1B
Carmel, IN 46032

On the Internet

Text-only versions of the prospectuses and other documents pertaining to the funds can be viewed online or downloaded from:

SEC
http://www.sec.gov

Conseco Fund Group
http://www.consecofunds.com


Information about the funds (including the SAI) can also be reviewed and copied at the SEC's public reference room in Washington, DC (phone 800-SEC-0330). Or, you can obtain copies of this information by sending a request, along with a duplicating fee, to the SEC's Public Reference Section, Washington, DC 20549-6009.


Registration Number: 811-07839

         PART B-STATEMENT OF ADDITIONAL INFORMATION, CLASS A, B, C AND Y

                       Statement of Additional Information

                               Conseco Fund Group

Conseco Large-Cap Fund                         Conseco Science & Technology Fund

                           Class A, B, C and Y Shares

                                      [     ], 2000

                              Subject to Completion

This Statement of Additional Information ("SAI") is not a prospectus. It contains additional information about the Conseco Fund Group (the "Trust") and two of the eight series of the Trust: Conseco Large-Cap Fund and Conseco Science & Technology Fund (each a "Fund" and collectively the "Funds"). It should be read in conjunction with the Funds' Class A, B, C and Y Share prospectus (the
"Prospectus"), dated [     ], 2000. You may obtain a copy by contacting the
Trust's Administrative Office, 11815 N. Pennsylvania Street, Carmel, Indiana 46032 or by phoning 800-986-3384.

RED HERRING LANGUAGE: The information in the Statement of Additional Information ("SAI") is not complete and may be changed. We may not sell these securities until the registration statement filed with Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

TABLE OF CONTENTS

GENERAL INFORMATION.......................................................

INVESTMENT RESTRICTIONS...................................................

INVESTMENT STRATEGIES.....................................................

TEMPORARY DEFENSIVE POSTIONS..............................................

PORTFOLIO TURNOVER........................................................

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES.......................

INVESTMENT PERFORMANCE....................................................

SECURITIES TRANSACTIONS...................................................

MANAGEMENT................................................................

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................

FUND EXPENSES.............................................................

DISTRIBUTION ARRANGEMENTS.................................................

PURCHASE, REDEMPTION AND PRICING OF SHARES................................

INFORMATION ON CAPITALIZATION AND OTHER MATTERS...........................

TAXES.....................................................................

FINANCIAL STATEMENTS......................................................

APPENDIX A SECURITIES RATINGS.............................................

GENERAL INFORMATION

The Trust was organized as a Massachusetts business trust on September 24, 1996. The Trust is an open-end management investment company registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Trust is a "series" type of mutual fund which issues six separate series of shares, each of which represents a separate portfolio of investments. Each Fund offers four classes of shares: Classes A, B, C and Y. Each class may have different expenses, which may affect performance. Conseco Capital Management, Inc. (the "Adviser") serves as the Trust's investment adviser.

There is no assurance that any of the Funds will achieve its investment objective. The various Funds may be used independently or in combination.

INVESTMENT RESTRICTIONS

The Trust has adopted the following policies relating to the investment of assets of the Funds, and their activities. These are fundamental policies and may not be changed without the approval of the holders of a "majority" of the outstanding shares of the affected Fund. Under the 1940 Act, the vote of such a "majority" means the vote of the holders of the lesser of (i) 67 percent of the shares or interests represented at a meeting at which more than 50 percent of the outstanding shares or interests are represented or (ii) more than 50 percent of the outstanding shares or interests. A change in policy affecting only one Fund may be effected with the approval of the holders of a majority of the outstanding shares of the Fund. Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Fund.

CONSECO LARGE-CAP AND CONSECO SCIENCE & TECHNOLOGY FUNDS

The Conseco Large-Cap and Conseco Science & Technology Funds may not (except as noted):

1. Purchase or sell commodities or commodity contracts except that a Fund may purchase or sell options, futures contracts, and options on futures contracts and may engage in interest rate and foreign currency transactions;

2. Borrow money, except that a Fund may: (a) borrow from banks, and (b) enter into reverse repurchase agreements, provided that (a) and (b) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings); and except that a Fund may borrow from any person up to 5% of its total assets (not including the amount borrowed) for temporary purposes (but not for leverage or the purchase of investments);

3. Underwrite securities of other issuers except to the extent that a Fund may be deemed an underwriter under the Securities Act of 1933 (the "1933 Act") in connection with the purchase or sale of portfolio securities;

4. With respect to 75% of the Conseco Large-Cap Fund's total assets, purchase the securities of any issuer if (a) more than 5% of Fund's total assets would be invested in the securities of that issuer or (b) the Fund would own more than 10% of the outstanding voting securities of that issuer; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);

5. Purchase any security if thereafter 25% or more of the total assets of the Fund would be invested in securities of issuers having their principal business activities in the same industry; this restriction does not apply to U.S. Government securities (as defined in the Prospectus);

6. Purchase or sell real estate, except that a Fund may purchase securities which are issued by companies which invest in real estate or which are secured by real estate or interests therein;

7. Make loans of its assets if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other parties except through (a) entering into repurchase agreements and (b) purchasing debt instruments; or

8.       Issue any senior security, except as permitted under the 1940 Act.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

The following restrictions are designated as non-fundamental with respect to the Conseco Large-Cap and the Conseco Science & Technology Funds and may be changed by the Board without shareholder approval.

The CONSECO LARGE-CAP AND CONSECO SCIENCE & TECHNOLOGY FUNDS may not (except as noted):

1. Sell securities short in an amount exceeding 15% of its assets, except that a Fund may, without limit, make short sales against the box. Transactions in options, futures, options on futures and other derivative instruments shall not constitute selling securities short;

2. Purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of securities transactions and except that margin deposits in connection with transactions in options, futures, options on futures and other derivative instruments shall not constitute a purchase of securities on margin; or

3. Make loans of its assets, except that a Fund may enter into repurchase agreements and purchase debt instruments as set forth in its fundamental policy on lending and may lend portfolio securities in an amount not to exceed 33 1/3% of the value of the Fund's total assets.

INVESTMENT STRATEGIES

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO SCIENCE & TECHNOLOGY FUND may:

o Invest in preferred stocks, convertible securities, and warrants, and in debt obligations when the Adviser believes that they are more attractive than stocks on a long-term basis. The debt obligations in which it invests will be primarily investment grade debt securities, U.S. Government securities, or short-term debt securities. However, the Fund may invest up to 5% of its total assets in below investment grade securities.

o Invest, without limit, in equity and debt securities of foreign issuers. The Fund presently intends to invest in foreign securities only through depositary receipts. See "Foreign Securities" below for more information.

o Use a variety of investment techniques and strategies, including but not limited to: writing listed "covered" call and "secured" put options, including options on stock indices, and purchasing options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; entering into foreign currency futures contracts, forward contracts and options on foreign currencies; borrowing from banks to purchase securities; purchasing securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short. See "Description of Securities and Investment Techniques" below for further information.

In addition to the investment strategies described in the Prospectus and in "Description of Securities and Investment Techniques," the CONSECO LARGE-CAP FUND may:

o Use a variety of investment techniques and strategies including but not limited to: writing listed "covered" call and "secured" put options, including options on stock indices, and purchasing options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; borrowing from banks to purchase securities; purchasing foreign securities in the form of American Depository Receipts ("ADRs"); purchasing securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; purchasing restricted securities; investing in when-issued or delayed delivery securities; and selling securities short. See "Description of Securities and Investment Techniques" below further information.

o Invest up to 5% of its assets in below investment grade securities. The Fund will not invest in rated fixed income securities which are rated below CCC/Caa. See "Appendix A" to this SAI for further discussion regarding securities ratings. For information about the risks associated with below investment grade securities, see "Description of Securities and Investment Techniques" below.

TEMPORARY DEFENSIVE POSTIONS

When unusual market or other conditions warrant, a Fund may temporarily depart from its investment objective. In assuming a temporary defensive position, each Fund may make investments as follow:

Conseco Science & Technology Fund may invest without limit in cash and money market instruments.

Conseco Large-Cap Fund may invest without limit in cash and money market instruments.

PORTFOLIO TURNOVER

The Funds do not have a predetermined rate of portfolio turnover since such turnover will be incidental to transactions taken with a view to achieving their respective objectives. Because of the Adviser's active management style, our Funds generally have a higher portfolio turnover than other funds and therefore, may have higher taxable distributions and increased trading costs which may impact performance.

Turnover rates in excess of 100% generally result in higher transaction costs and a possible increase in realized short-term capital gains or losses.

DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

The different types of securities and investment techniques common to one or more Funds all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there can be no assurance that the issuer of such securities will be able to meet its obligations on interest or principal payments in a timely manner. In addition, the value of debt instruments generally rises and falls inversely with interest rates. The investments and investment techniques common to one or more Funds and their risks are described in greater detail below.

The investment objectives of the Funds are not fundamental. All investment policies and practices described in this SAI are not fundamental, meaning that the Trust's Board of Trustees ("Board") may change them without shareholder approval.

The following discussion describes in greater detail different types of securities and investment techniques used by the Funds, as well as the risks associated with such securities and techniques.

SMALL AND MEDIUM CAPITALIZATION COMPANIES

The Conseco Science & Technology Fund may invest a substantial portion of its assets in securities issued by small- and mid-cap companies. Additionally, the Conseco Large-Cap Fund, from time to time, may also invest in small- and mid-cap companies. While these companies generally have potential for rapid growth, investments in such companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies may lack the management experience, financial resources, product diversification, and competitive strengths of companies with larger market capitalizations. In addition, in many instances the securities of small- and mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, these securities may be subject to greater and more abrupt price fluctuations. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small- and mid-cap company securities. As a result, an investment in any of these Funds may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Adviser's research efforts may also play a greater role in selecting securities for these Funds than in a fund that invests in larger, more established companies.

PREFERRED STOCK

Preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

U.S. GOVERNMENT SECURITIES AND SECURITIES OF INTERNATIONAL ORGANIZATIONS

U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

Securities issued by international organizations, such as Inter-American Development Bank, the Asian-American Development Bank and the International Bank for Reconstruction and Development (the "World Bank"), are not U.S. Government securities. These international organizations, while not U.S. Government agencies or instrumentalities, have the ability to borrow from member countries, including the United States.

DEBT SECURITIES

The Funds may invest in U.S. dollar-denominated corporate debt securities of domestic issuers, and both of the Funds may invest in debt securities of foreign issuers that may or may not be U.S. dollar-denominated.

The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security. The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debt securities rated BBB or Baa, which are considered medium-grade debt securities, generally have some speculative characteristics. A debt security will be placed in this rating category when interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any debt security, and particularly those rated BBB or Baa (or below), may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may be convertible into preferred or common stock (see "Convertible Securities" below), or may be bought as part of a unit containing common stock. A debt security may be subject to redemption at the option of the issuer at a price set in the security's governing instrument.

In selecting corporate debt securities for the Funds, the Adviser reviews and monitors the creditworthiness of each issuer and issue. The Adviser also analyzes interest rate trends and specific developments which it believes may affect individual issuers.

BELOW INVESTMENT GRADE SECURITIES

         IN GENERAL. The Funds may invest in below investment grade securities. Below investment grade securities (also referred to as "high yield securities") are securities rated BB+ or lower by S&P or Ba1 or lower by Moody's, securities comparably rated by another NRSRO, or unrated securities of equivalent quality. Below investment grade securities are deemed by the rating agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. The special risk considerations in connection with investments in these securities are discussed below.

Below investment grade securities generally offer a higher yield than that available from higher-rated issues with similar maturities, as compensation for holding a security that is subject to greater risk. Below investment grade securities are deemed by rating agencies to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk or exposure to adverse conditions. Lower-rated securities involve higher risks in that they are especially subject to (1) adverse changes in general economic conditions and in the industries in which the issuers are engaged, (2) adverse changes in the financial condition of the issuers, (3) price fluctuation in response to changes in interest rates and (4) limited liquidity and secondary market support.

Subsequent to purchase by a Fund, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, the Fund will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that its holdings do not exceed the permissible amount as set forth in the Prospectus and this SAI.

         EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of below investment grade securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Below investment grade securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of below investment grade securities may experience financial stress which may adversely affect their ability to service their debt obligations, meet projected business goals, and obtain additional financing. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund's net asset value.

         PAYMENT EXPECTATIONS. Below investment grade securities may contain redemption, call or prepayment provisions which permit the issuer of such securities to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return.

         CREDIT RATINGS. Credit ratings issued by credit-rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. With regard to an investment in below investment grade securities, the achievement of a Fund's investment objective may be more dependent on the Adviser's own credit analysis than is the case for higher rated securities. Although the Adviser considers security ratings when making investment decisions, it does not rely solely on the ratings assigned by the rating services. Rather, the Adviser performs research and independently assesses the value of particular securities relative to the market. The Adviser's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and the issuer's responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

The Adviser buys and sells debt securities principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates.

         LIQUIDITY AND VALUATION. Below investment grade securities may lack an established retail secondary market, and to the extent a secondary trading market does exist, it may be less liquid than the secondary market for higher rated securities. The lack of a liquid secondary market may negatively impact a Fund's ability to dispose of particular securities. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of below investment grade securities, especially in a thinly traded market.

Because of the many risks involved in investing in below investment grade securities, the success of such investments is dependent upon the credit analysis of the Adviser. Although the market for below investment grade securities is not new, and the market has previously weathered economic downturns, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. Differing yields on debt securities of the same maturity are a function of several factors, including the relative financial strength of the issuers.

CONVERTIBLE SECURITIES

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which could have an adverse effect on a Fund's ability to achieve its investment objective.

ASSET-BACKED SECURITIES

Asset-backed securities represent fractional interests in pools of leases, retail installment loans and revolving credit receivables, both secured and unsecured. These assets are generally held by a trust. Payments of principal and interest or interest only are passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. Other asset-backed securities may be developed in the future.

MORTGAGE-BACKED SECURITIES

The Funds may invest in mortgage-backed securities. Mortgage-backed securities are interests in "pools" of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities," below). These Funds may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations," below), and in other types of mortgage-related securities.

MORTGAGE PASS-THROUGH SECURITIES.

These are securities representing interests in pools of mortgages in which periodic payments of both interest and principal on the securities are made by "passing through" periodic payments made by the individual borrowers on the residential mortgage loans underlying such securities (net of fees paid to the issuer or guarantor of the securities and possibly other costs). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by Fannie Mae ("FNMA") or Freddie Mac ("FHLMC")). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

GNMA CERTIFICATES. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. As a result, GNMA certificates are considered to have a low risk of default, although they are subject to the same market risk as comparable debt securities. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages may be purchased at any time prior to maturity, will be subject to normal principal amortization, and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

FNMA AND FHLMC MORTGAGE-BACKED OBLIGATIONS. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in pools of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA also issues REMIC certificates, which represent interests in a trust funded with FNMA certificates. REMIC certificates are guaranteed by FNMA and not by the full faith and credit of the U.S. Government.

FHLMC, a corporate instrumentality of the U.S. Government, issues participation certificates which represent interests in pools of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but these securities are not backed by the full faith and credit of the U.S. Government.

As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

COLLATERALIZED MORTGAGE OBLIGATIONS AND MORTGAGE-BACKED BONDS. Mortgage-backed securities may be issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks, and securities broker-dealers (or affiliates of such institutions established to issue these securities) in the form of either collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments are passed through to the holders on the same schedule as they are received, although not necessarily on a pro rata basis. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, a Fund could sustain a loss. If new types of mortgage-related securities are developed and offered to investors, investments in such securities will be considered.

RISKS OF MORTGAGE-BACKED SECURITIES. Mortgage pass-through securities, such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, or modified pass-through securities, such as CMOs issued by various financial institutions and IOs and POs, are subject to early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure). Prepayment rates vary widely and may be affected by changes in market interest rates and other economic trends and factors. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the securities. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

EURODOLLAR AND YANKEEDOLLAR OBLIGATIONS

Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

COLLATERALIZED BOND OBLIGATIONS

A collateralized bond obligation ("CBO") is a type of asset-backed security. Specifically, a CBO is an investment grade bond which is backed by a diversified pool of high risk, high yield fixed income securities. The pool of high yield securities is separated into "tiers" representing different degrees of credit quality. The top tier of CBOs is backed by the pooled securities with the highest degree of credit quality and pays the lowest interest rate. Lower-tier CBOs represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risk. The bottom tier typically receives the residual interest payments (i.e. money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tier of CBOs is especially sensitive to the rate of defaults in the collateral pool.

FOREIGN SECURITIES

These securities may be U.S. dollar denominated or non-U.S. dollar denominated. Foreign securities include securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof.

Investments in foreign securities may offer unique potential benefits such as substantial growth in industries not yet developed in the particular country. Such investments also permit a Fund to invest in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that may not move in a manner parallel to U.S. markets.

Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, and the possible imposition of exchange controls or other foreign governmental laws or restrictions on foreign investments or repatriation of capital. In addition, with respect to certain countries, there is the possibility of nationalization or expropriation of assets; confiscatory taxation; political, social or financial instability; and war or other diplomatic developments that could adversely affect investments in those countries. Since a Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. A Fund generally will incur costs in connection with conversion between various currencies.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs, custodial fees and management costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve longer time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

All of the foregoing risks may be intensified in emerging markets.

Dividend and interest income from foreign securities may be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Fund or its investors in all cases.

American Depository Receipts ("ADRs") are certificates issued by a U.S. bank or trust company representing an interest in securities of a foreign issuer deposited in a foreign subsidiary or branch or a correspondent of that bank. Generally, ADRs are designed for use in U.S. securities markets and may offer U.S. investors more liquidity than the underlying securities. The Funds may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs. European Depositary Receipts ("EDRs") are certificates issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. EDRs are designed for use in European securities markets.

RESTRICTED SECURITIES, RULE 144A SECURITIES AND ILLIQUID SECURITIES

The Funds may invest in restricted securities, such as private placements, and in Rule 144A securities. Once acquired, restricted securities may be sold by a Fund only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. If sold in a privately negotiated transaction, a Fund may have difficulty finding a buyer and may be required to sell at a price that is less than it had anticipated. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities are generally considered illiquid.

Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. The Adviser, acting pursuant to guidelines established by the Board, may determine that some Rule 144A securities are liquid.

A Fund may not invest in any security if, as a result, more than 15% of the Fund's net assets would be invested in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

New issues of certain debt securities are often offered on a when-issued or delayed delivery basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The settlement dates of these transactions may be a month or more after entering into the transaction. A Fund bears the risk that, on the settlement date, the market value of the securities may be lower than the purchase price. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. At the time a Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of such securities each day in determining the Fund's net asset value. However, a Fund will not accrue any income on these securities prior to delivery. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting when-issued and delayed delivery transactions, cash or liquid securities in an amount sufficient to make payment for the obligations to be purchased will be segregated at the trade date and maintained until the transaction has been settled. A Fund may dispose of these securities before the issuance thereof. However, absent extraordinary circumstances not presently foreseen, it is each Fund's policy not to divest itself of its right to acquire these securities prior to the settlement date thereof.

VARIABLE AND FLOATING RATE SECURITIES

Variable rate securities provide for automatic establishment of a new interest rate at fixed intervals (i.e., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes. The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on seven days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year.

BANKING AND SAVINGS INDUSTRY OBLIGATIONS

Such obligations include certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Funds may each invest in obligations of foreign branches of domestic commercial banks and foreign banks. See "Principal Risk - Foreign Securities" in the Prospectus for information regarding risks associated with investments in foreign securities.

The Funds will not invest in obligations issued by a commercial bank or S&L unless:

1. The bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or S&P, or, if the institution has no outstanding securities rated by Moody's or S&P, it has, in the determination of the Adviser, similar creditworthiness to institutions having outstanding securities so rated;

2. In the case of a U.S. bank or S&L, its deposits are federally insured; and

3. In the case of a foreign bank, the security is, in the determination of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

COMMERCIAL PAPER

Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

STANDARD & POOR'S DEPOSITORY RECEIPTS ("SPDRS")

SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the Standard & Poor's (S&P 500) Index. A SPDR entitles a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

The S&P 500 Index is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks.

REPURCHASE AGREEMENTS

Repurchase agreements permit a Fund to maintain liquidity and earn income over periods of time as short as overnight. In these transactions, a Fund purchases securities (the "underlying securities") from a broker or bank, which agrees to repurchase the underlying securities on a certain date or on demand and at a fixed price calculated to produce a previously agreed upon return. If the broker or bank were to default on its repurchase obligation and the underlying securities were sold for a lesser amount, the Fund would realize a loss. However, to minimize this risk, the Funds will enter into repurchase agreements only with financial institutions which are deemed to be of good financial standing and which have been approved by the Board. No more than 15% of a Fund's assets may be subject to repurchase agreements maturing in more than seven days.

A repurchase transaction will be subject to guidelines approved by the Board. These guidelines require monitoring the creditworthiness of counterparties to repurchase transactions, obtaining collateral at least equal in value to the repurchase obligation, and marking the collateral to market on a daily basis. Repurchase agreements maturing in more than seven days may be considered illiquid and may be subject to each Fund's limitation on investment in illiquid securities.

REVERSE REPURCHASE AGREEMENTS AND MORTGAGE DOLLAR ROLLS

A reverse repurchase agreement involves the temporary sale of a security by a Fund and its agreement to repurchase the instrument at a specified time at a higher price. Such agreements are short-term in nature. During the period before repurchase, the Fund continues to receive principal and interest payments on the securities.

In a mortgage dollar roll, a Fund sells a fixed income security for delivery in the current month and simultaneously contracts to repurchase a substantially similar security (same type, coupon and maturity) on a specified future date. During the roll period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by any interest earned on the proceeds of the initial sale.

In accordance with regulatory requirements, a Fund will segregate cash or liquid securities whenever it enters into reverse repurchase agreements or mortgage dollar rolls. Such transactions may be considered to be borrowings for purposes of the Funds' fundamental policies concerning borrowings.

WARRANTS

The holder of a warrant has the right to purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the warrant. Such investments provide greater potential for profit than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are considered speculative investments. They pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, a Fund would lose its entire investment in such warrant.

INTEREST RATE TRANSACTIONS

Each Fund may seek to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps, floors and collars. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. A Fund may also enter into these transactions to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as a hedge and not as speculative investments.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines elements of buying a cap and selling a floor.

A Fund may enter into interest rate swaps, caps, floors, and collars on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will only enter into such transactions on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap, cap, floor, or collar will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the custodian.

A Fund will not enter into any interest rate transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one NRSRO at the time of entering into such transaction. If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents. As a result, the swap market has become well established and provides a degree of liquidity. Caps, floors and collars are more recent innovations which tend to be less liquid than swaps.

STEP DOWN PREFERRED SECURITIES

Step down perpetual preferred securities are issued by a real estate investment trust ("REIT") making a mortgage loan to a single borrower. The dividend rate paid by these securities is initially relatively high, but declines yearly. The securities are subject to call if the REIT suffers an unfavorable tax event, and to tender by the issuer's equity holder in the tenth year; both events could be on terms unfavorable to the holder of the preferred securities. The value of these securities will be affected by changes in the value of the underlying mortgage loan. The REIT is not diversified, and the value of the mortgaged property may not cover its obligations. Step down perpetual preferred securities are considered restricted securities under the 1933 Act.

FUTURES CONTRACTS

Each of these Funds may purchase and sell futures contracts solely for the purpose of hedging against the effect that changes in general market conditions, interest rates, and conditions affecting particular industries may have on the values of securities held by a Fund or which a Fund intends to purchase, and not for purposes of speculation. For information about foreign currency futures contracts, see "Foreign Currency Transactions" below.

     GENERAL DESCRIPTION OF FUTURES CONTRACTS. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for the underlying financial instruments, such contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument on the same delivery date. Where a Fund has sold a futures contract, if the offsetting price is more than the original futures contract purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.

     INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month at a price fixed in the contract.

The Funds may purchase and sell interest rate futures as a hedge against changes in interest rates that would adversely impact the value of debt instruments and other interest rate sensitive securities being held or to be purchased by a Fund. A Fund might employ a hedging strategy whereby it would purchase an interest rate futures contract when it intends to invest in long-term debt securities but wishes to defer their purchase until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Fund or avoided by taking delivery of the debt securities under the futures contract.

A Fund would sell an interest rate futures contract to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates rise, a decline in the value of the debt security held by the Fund would be substantially offset by the ability of the Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Fund could sell the long-term debt security and invest in a short-term security, this would ordinarily cause the Fund to give up income on its investment since long-term rates normally exceed short-term rates.

     STOCK INDEX FUTURES CONTRACTS (CONSECO LARGE-CAP AND SCIENCE &
TECHNOLOGY FUNDS). A stock index (for example, the Standard & Poor's 500 Composite Stock Price Index or the New York Stock Exchange Composite Index) assigns relative values to the common stocks included in the index and fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract was originally purchased or sold.

To the extent that changes in the value of a Fund correspond to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to the Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities positions, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

I. When a sale of Fund securities at that time would appear to be disadvantageous in the long-term because such liquidation would:

     A.   Forego possible appreciation,

     B. Create a situation in which the securities would be difficult to repurchase, or

     C.   Create substantial brokerage commissions;

II. When a liquidation of part of the investment portfolio has commenced or is contemplated, but there is, in the Adviser's determination, a substantial risk of a major price decline before liquidation can be completed; or

III. To close out stock index futures purchase transactions.

Where the Adviser anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against the possibility of not participating in such advance at a time when a Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

1. If the Fund is attempting to purchase equity positions in issues which it may have or is having difficulty purchasing at prices considered by the Adviser to be fair value based upon the price of the stock at the time it qualified for inclusion in the investment portfolio, or

2.   To close out stock index futures sales transactions.

     OPTIONS ON FUTURES CONTRACTS. Each Fund may purchase options on futures contracts. When a Fund purchases a futures option, it acquires the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. In most cases, however, a Fund would close out its position before expiration by an offsetting purchase or sale.

The Funds may enter into options on futures contracts only in connection with hedging strategies. Generally, these strategies would be employed under the same market conditions in which a Fund would use put and call options on debt securities, as described in "Options on Securities" below.

     RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures and futures options for hedging purposes. While hedging transactions may protect a Fund against adverse movements in the general level of interest rates and economic conditions, such transactions could also preclude the Fund from the opportunity to benefit from favorable movements in the underlying securities. There can be no guarantee that the anticipated correlation between price movements in the hedging vehicle and in the portfolio securities being hedged will occur. An incorrect correlation could result in a loss on both the hedged securities and the hedging vehicle so that the Fund's return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures and futures options trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. In addition, certain of these instruments are relatively new and without a significant trading history. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

OPTIONS ON SECURITIES AND SECURITIES INDICES

The Funds may purchase put and call options on securities, and put and call options on stock indices, at such times as the Adviser deems appropriate and consistent with a Fund's investment objective. Each Fund may enter into closing transactions in order to terminate its obligations either as a writer or a purchaser of an option prior to the expiration of the option.

     PURCHASING OPTIONS ON SECURITIES. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Fund would enable a Fund to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Fund would continue to receive interest income on such security.

A Fund may purchase call options on securities to protect against substantial increases in prices of securities which the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and transactional costs paid on the option which is sold.

     WRITING CALL AND PUT OPTIONS. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, each Fund may write call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a call option writer may be assigned an exercise notice requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.

In order to earn additional income or to protect partially against increases in the value of securities to be purchased, the Funds may write put options. During the option period, the writer of a put option may be assigned an exercise notice requiring the writer to purchase the underlying security at the exercise price.

The Funds may write a call or put option only if the call option is "covered" or the put option is "secured" by the Fund. Under a covered call option, the Fund is obligated, as the writer of the option, to own the underlying securities subject to the option or hold a call at an equal or lower exercise price, for the same exercise period, and on the same securities as the written call. Under a secured put option, a Fund must maintain, in a segregated account with the Trust's custodian, cash or liquid securities with a value sufficient to meet its obligation as writer of the option. A put may also be secured if the Fund holds a put on the same underlying security at an equal or greater exercise price. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option by the same Fund.

     OPTIONS ON SECURITIES INDICES. Call and put options on securities indices would be purchased or written by a Fund for the same purposes as the purchase or sale of options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payment and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The purchase of such options may not enable a Fund to hedge effectively against stock market risk if they are not highly correlated with the value of its securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market, which cannot be done accurately in all cases.

     RISKS OF OPTIONS TRANSACTIONS. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, and, as long as its obligation as a writer continues, has retained the risk of loss if the price of the underlying security declines. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund cannot effect a closing transaction, it will not be able to sell the underlying security or securities in a segregated account while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to options or their underlying securities, inadequacy of the facilities of national securities exchanges or The Options Clearing Corporation due to a high trading volume or other events, and a decision by one or more national securities exchanges to discontinue the trading of options or to impose restrictions on certain types of orders.

There also can be no assurance that a Fund would be able to liquidate an over-the-counter ("OTC") option at any time prior to expiration. In contrast to exchange-traded options where the clearing organization affiliated with the particular exchange on which the option is listed in effect guarantees completion of every exchange-traded option, OTC options are contracts between a Fund and a counter-party, with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it generally will be able to close out the option prior to its expiration only by entering into a closing transaction with the dealer from whom the Fund originally purchased the option.

Since option premiums paid or received by a Fund are small in relation to the market value of underlying investments, buying and selling put and call options offer large amounts of leverage. Thus, trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying securities.

FOREIGN CURRENCY TRANSACTIONS

A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency, at a future date at a price set at the time of the contract. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date at a price agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund will purchase and sell such contracts for hedging purposes and not as an investment. A Fund will engage in foreign currency futures contracts and forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates.

A Fund will not (1) commit more than 15 percent of its total assets computed at market value at the time of commitment to foreign currency futures or forward currency contracts, or (2) enter into a foreign currency contract with a term of greater than one year.

Forward currency contracts are not traded on regulated commodities exchanges. When a Fund enters into a forward currency contract, it incurs the risk of default by the counter-party to the transaction.

There can be no assurance that a liquid market will exist when a Fund seeks to close out a foreign currency futures or forward currency position. While these contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Although each Fund values its assets daily in U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will do so from time to time, thereby incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

OPTIONS ON FOREIGN CURRENCIES

The Funds may invest in call and put options on foreign currencies. A Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the purchaser the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. A Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

A Fund may employ hedging strategies with options on currencies before the Fund purchases a foreign security denominated in the hedged currency, during the period the Fund holds a foreign security, or between the day a foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency increases relative to the U.S. dollar. The Funds will purchase options on foreign currencies only for hedging purposes and will not speculate in options on foreign currencies. The Funds may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

An option position on a foreign currency may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will purchase only exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If a Fund cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the purchase or sale of the underlying assets.

SEGREGATION AND COVER FOR OPTIONS, FUTURES AND OTHER FINANCIAL INSTRUMENTS

The use of the financial instruments discussed above, i.e., interest rate transactions (including swaps, caps, floors and collars), futures contracts, options on future contacts, options on securities and securities indices, and forward contracts (collectively, "Financial Instruments"), may be subject to applicable regulations of the SEC, the several exchanges upon which they are traded, and/or the Commodity Futures Trading Commission ("CFTC").

Each Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). No Fund will enter into such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in a segregated account with its custodian in the prescribed amount as determined daily.

SECURITIES LENDING

The Funds may lend securities to broker-dealers or other institutional investors pursuant to agreements requiring that the loans be continuously secured by any combination of cash, U.S. Government securities, and approved bank letters of credit that at all times equal at least 100% of the market value of the loaned securities. The Funds will not make such loans if, as a result, the aggregate amount of all outstanding securities loans would exceed 33 1/3% of the Fund's total assets. A Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. However, the Funds seek to minimize this risk by making loans only to borrowers which are deemed by the Adviser to be of good financial standing and that have been approved by the Board.

BORROWING

A Fund may borrow money from a bank, but only if immediately after each such borrowing and continuing thereafter the Fund would have asset coverage of 300 percent. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value. Leverage also creates interest expenses; if those expenses exceed the return on the transactions that the borrowings facilitate, a Fund will be in a worse position than if it had not borrowed. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Fund's shares. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The use of derivatives in connection with leverage may create the potential for significant losses. The Funds may pledge assets in connection with permitted borrowings. Each Fund may borrow an amount up to 33 1/3 % of its assets.

INVESTMENT IN SECURITIES OF OTHER INVESTMENT COMPANIES

Securities of other investment companies have the potential to appreciate as do any other securities, but tend to present less risk because their value is based on a diversified portfolio of investments. The 1940 Act expressly permits mutual funds to invest in other investment companies within prescribed limitations. An investment company generally may invest in other investment companies if at the time of such investment (1) it does not own more than 3 percent of the voting securities of any one investment company, (2) it does not invest more than 5 percent of its assets in any single investment company, and (3) its investment in all investment companies does not exceed 10 percent of assets.

Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government approved or authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country which permits direct foreign investment.

Investment companies in which the Funds may invest charge advisory and administrative fees and may also assess a sales load and/or distribution fees. Therefore, investors in a Fund that invests in other investment companies would indirectly bear costs associated with those investments as well as the costs associated with investing in the Fund. The percentage limitations described above significantly limit the costs a Fund may incur in connection with such investments.

SHORT SALES

The Funds may effect short sales. A short sale is a transaction in which a Fund sells a security in anticipation that the market price of the security will decline. A Fund may effect short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns or anticipates acquiring, or in similar securities, and (ii) to maintain flexibility in its holdings. In a short sale "against the box," at the time of sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security. Under applicable guidelines of the SEC staff, if a Fund engages in a short sale (other than a short sale against-the-box), it must put an appropriate amount of cash or liquid securities in a segregated account (not with the broker).

The effect of short selling on a Fund is similar to the effect of leverage. Short selling may exaggerate changes in a Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to a Fund.

INVESTMENT PERFORMANCE

STANDARDIZED YIELD QUOTATIONS. Each class of the Funds may advertise investment performance figures, including yield. Each class' yield will be based upon a stated 30-day period and will be computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2 [((A-B)/CD)+1)6-1]

Where:
A = the dividends and interest earned during the period.
B = the expenses accrued for the period (net of reimbursements, if any).
C = the average daily number of shares outstanding during the period that were entitled to receive dividends.
D = the maximum offering price (which is the net asset value plus, for Class A shares only, the maximum initial sales charge) per share on the last day of the period.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS. Each class of the Funds may advertise its total return and its cumulative total return. The total return will be based upon a stated period and will be computed by finding the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

P (1+T)n=ERV

Where:
P = a hypothetical initial payment of $1,000.
T = the average annual total return.
n = the number of years.
ERV = the ending redeemable value at the end of the stated period of a hypothetical $1,000 payment made at the beginning of the stated period.

The total return for Class B and Class C shares of each Fund will assume the maximum applicable contingent deferred sales charge is deducted at the times, in the amounts, and under the terms disclosed in the Fund's Prospectus. The cumulative total return will be based upon a stated period and will be computed by dividing the ending redeemable value (i.e., after deduction of any applicable sales charges) of a hypothetical investment by the value of the initial investment (assuming reinvestment of all distributions).

Each investment performance figure will be carried to the nearest hundredth of one percent.

Because the Funds are new, neither have performance to report.

NON-STANDARDIZED PERFORMANCE. In addition, in order to more completely represent a Fund's performance or more accurately compare such performance to other measures of investment return, a Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is required to be quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return for Class A, B and C shares may or may not take sales charges into account; performance data calculated without taking the effect of sales charges, if any, into account may be higher than data including the effect of such charges. All non-standardized performance will be advertised only if the standard performance data for the same period, as well as for the required periods, is also presented.

GENERAL INFORMATION. From time to time, the Funds may advertise their performance compared to similar funds or types of investments using certain unmanaged indices, reporting services and publications. Descriptions of some of the indices which may be used are listed below.

The Standard & Poor's 500 Composite Stock Price Index is a well diversified list of 500 companies representing the U.S. stock market.

The Standard & Poor's MidCap 400 Index consists of 400 domestic stocks of companies whose market capitalizations range from $201 million to $14.4 billion, with a median market capitalization of $2.1 billion.

The NASDAQ Composite OTC Price Index is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 5,510 stocks listed on the NASDAQ Stock Market.

Each index includes income and distributions but does not reflect fees, brokerage commissions or other expenses of investing.

In addition, from time to time in reports and promotions (1) a Fund's performance may be compared to other groups of mutual funds tracked by: (a) Lipper Analytical Services and Morningstar, Inc., widely used independent research firms which rank mutual funds by overall performance, investment objectives, and assets; or (b) other financial or business publications, such as Business Week, Money Magazine, Forbes and Barron's which provide similar information; (2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in a Fund; (3) other statistics such as GNP and net import and export figures derived from governmental publications, e.g., The Survey of Current Business or statistics derived by other independent parties, e.g., the Investment Company Institute, may be used to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (4) various financial, economic and market statistics developed by brokers, dealers and other persons may be used to illustrate aspects of a Fund's performance; and (5) the sectors or industries in which a Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

SECURITIES TRANSACTIONS

The Adviser is responsible for decisions to buy and sell securities for these Funds, broker-dealer selection, and negotiation of brokerage commission rates. The Adviser's primary consideration in effecting a securities transaction will be execution at the most favorable price. A substantial majority of a Fund's portfolio transactions in fixed income securities will be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by a Fund. In certain instances, the Adviser may make purchases of underwritten issues at prices which include underwriting fees.

In selecting a broker-dealer to execute a particular transaction, the Adviser will take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of the order and the difficulty of execution; and the size of contribution of the broker-dealer to the investment performance of a Fund on a continuing basis. Broker-dealers may be selected who provide brokerage and/or research services to these Funds and/or other accounts over which the Adviser exercises investment discretion. Such services may include furnishing advice concerning the value of securities (including providing quotations as to securities), the advisability of investing in, purchasing or selling securities, and the availability of securities or the purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto, such as clearance, settlement and custody, or required in connection therewith.

Subject to the Conduct Rules of the NASD and to obtaining best prices and executions, the Adviser may select brokers who provide research or other services or who sell shares of the Funds to effect portfolio transactions. The Adviser may also select an affiliated broker to execute transactions for the Funds, provided that the commissions, fees or other remuneration paid to such affiliated broker are reasonable and fair as compared to that paid to non-affiliated brokers for comparable transactions.

The Adviser shall not be deemed to have acted unlawfully, or to have breached any duty created by a Fund's Investment Advisory Agreement or otherwise, solely by reason of its having caused the Fund to pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker-dealer would have charged for effecting that transaction, if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Adviser's overall responsibilities with respect to the Fund. The Adviser allocates orders placed by it on behalf of these Funds in such amounts and proportions as the Adviser shall determine and the Adviser will report on said allocations regularly to a Fund indicating the broker-dealers to whom such allocations have been made and the basis therefor.

The receipt of research from broker-dealers may be useful to the Adviser in rendering investment management services to these Funds and/or the Adviser's other clients; conversely, information provided by broker-dealers who have executed transaction orders on behalf of other clients may be useful to the Adviser in carrying out its obligations to these Funds. The receipt of such research will not be substituted for the independent research of the Adviser. It does enable the Adviser to reduce costs to less than those which would have been required to develop comparable information through its own staff. The use of broker-dealers who supply research may result in the payment of higher commissions than those available from other broker-dealers who provide only the execution of portfolio transactions.

Orders on behalf of these Funds may be bunched with orders on behalf of other clients of the Adviser. It is the Adviser's policy that, to the extent practicable, all clients with similar investment objectives and guidelines be treated fairly and equitably in the allocation of securities trades.

The Board periodically reviews the Adviser's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the Trust.

MANAGEMENT

THE ADVISER

The Adviser provides investment advice and, in general, supervises the Trust's management and investment program, furnishes office space, prepares reports for the Funds, and pays all compensation of officers and Trustees of the Trust who are affiliated persons of the Adviser. Each Fund pays all other expenses incurred in the operation of the Fund, including fees and expenses of unaffiliated Trustees of the Trust.

The Adviser is a wholly owned subsidiary of Conseco, Inc. ("Conseco"), a publicly-owned financial services company, the principal operations of which are in development, marketing and administration of specialized annuity, life and health insurance products. Conseco's offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032. The Adviser manages and serves as sub-adviser to other registered investment companies and manages the invested assets of Conseco, which owns or manages several life insurance subsidiaries, and provides investment and servicing functions to the Conseco companies and affiliates. The Adviser also manages foundations, endowments, public and corporate pension plans, and private client accounts. As of December 31, 1999, the Adviser managed in excess of $42.2 billion in assets.

The Investment Advisory Agreements, dated March 28, 1997, between the Adviser and the Conseco Equity Fund, Conseco Balanced Fund and Conseco Fixed Income Fund, and the Investment Advisory Agreement dated December 31, 1997 between the Adviser and the Conseco High Yield Fund, Conseco Convertible Securities Fund and Conseco 20 Fund (the agreement was approved with respect to the Conseco Large-Cap and Conseco Science & Technology Funds on __________________), provide that the Adviser shall not be liable for any error in judgment or mistake of law or for any loss suffered by a Fund in connection with any investment policy or the purchase, sale or redemption of any securities on the recommendations of the Adviser. The Agreements provide that the Adviser is not protected against any liability to a Fund or its security holders for which the Adviser shall otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Agreements or the violation of any applicable law.

Under the terms of the Investment Advisory Agreements, the Adviser has contracted to receive an investment advisory fee equal to an annual rate of 0.70% of the average daily net asset value of the Conseco Large-Cap Fund and 1.00% of the average daily net asset value of the Conseco Science & Technology Fund.

Pursuant to a contractual arrangement with the Trust, the Adviser, along with the Funds' Administrator and Distributor, has agreed to waive fees and/or reimburse expenses through April 30, 2001, so that annual operating expenses of the Funds are limited to the following net expenses:

NET EXPENSES

Fund                  Class A Shares    Class B and C Shares     Class Y Shares
----                  --------------    --------------------     --------------
Conseco Large-Cap Fund     1.75%                2.25%                 1.25%
Conseco Science &          1.50%                2.00%                 1.00%
Technology
Fund

The Adviser will waive fees and/or reimburse expenses on a monthly basis and the Adviser will pay each Fund by reducing its fee. Any waivers or reimbursements will have the effect of lowering the overall expense ratio for each Fund and increasing its overall return to investors at the time any such amounts were waived/and or reimbursed. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed, including initial organization costs of each Fund, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

This contractual arrangement does not cover interest, taxes, brokerage commissions, and extraordinary expenses.

Each Fund may receive credits from its custodian based on cash held by the Fund at the custodian. These credits may be used to reduce the custody fees payable by the Fund. In that case, the Adviser's (and, other affiliates') agreement to waive fees or reimburse expenses will be applied only after the Fund's custody fees have been reduced or eliminated by the use of such credits.

OTHER SERVICE PROVIDERS

THE ADMINISTRATOR. Conseco Services, LLC (the "Administrator") is a wholly owned subsidiary of Conseco, and receives compensation from the Trust pursuant to an Administration Agreement dated January 2, 1997 and amended December 31, 1997. The Administration Agreement was approved with respect to the Conseco Large-Cap and Conseco Science & Technology Funds on _________. Under that agreement, the Administrator supervises the overall administration of the Funds. These administrative services include supervising the preparation and filing of all documents required for compliance by the Funds with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities

For providing these services, the Administrator receives a fee from each of the Funds of .20% per annum of its average daily net assets. Pursuant to the Administration Agreement, the Administrator reserves the right to employ one or more sub-administrators to perform administrative services for the Funds. Firstar Mutual Fund Services, LLC performs certain administrative services for each of the Funds, pursuant to agreements with the Administrator. See "The Adviser" above regarding the Administrator's contractual arrangement to waive its fees and/or reimburse Fund expenses.

CUSTODIAN. The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826, serves as custodian of the assets of each Fund.

TRANSFER AGENCY SERVICES. Firstar Mutual Fund Services, LLC is the transfer agent for each Fund.

INDEPENDENT ACCOUNTANTS/AUDITORS. PricewaterhouseCoopers LLP, 2900 One American Square, Box 82002, Indianapolis, Indiana 46282-0002 serves as the Trust's independent accountant.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees of the Trust decide upon matters of general policy for the Trust. In addition, the Trustees review the actions of the Adviser, as set forth in "Management." The Trust's officers supervise the daily business operations of the Trust. The Trustees and officers of the Trust, their affiliations, if any, with the Adviser and their principal occupations are set forth below.

NAME, ADDRESS                   POSITION HELD        PRINCIPAL OCCUPATION(S)
  AND AGE                       WITH TRUST           DURING PAST 5 YEARS
-------------                   ----------           -------------------
William P. Daves, Jr. (74)      Chairman of the      Consultant to insurance and healthcare
5723 Trail Meadow               Board, Trustee       industries. Director, President and Chief
Dallas, TX 75230                                     Executive Officer, FFG Insurance Co. Chairman of
                                                     the Board and Trustee of other mutual funds
                                                     managed by the Adviser.

Maxwell E. Bublitz* (44)        President and        Chartered  Financial  Analyst.  President  and
11825 N. Pennsylvania St.       Trustee              Director, Adviser. Previously,
Carmel, IN 46032                                     Senior Vice President, Adviser. President and
                                                     Trustee of other mutual funds managed by the
                                                     Adviser.

Gregory J. Hahn* (39)           Vice President for   Chartered Financial Analyst. Senior Vice
11825 N. Pennsylvania St.       Investments and      President, Adviser. Portfolio Manager of the
Carmel, IN 46032                Trustee              fixed income portion of Balanced and Fixed Income
                                                     Funds. Trustee and portfolio manager of other
                                                     mutual funds managed by the Adviser.

Harold W. Hartley (76)          Trustee              Retired. Chartered Financial Analyst. Previously,
502 Canal Cove Court                                 Executive Vice President, Tenneco Financial
Ft. Myers Beach, Fl 33931                            Services, Inc. Trustee of other mutual funds
                                                     managed by the Adviser. Director, Ennis Business
                                                     Forms, Inc.

NAME, ADDRESS                   POSITION HELD        PRINCIPAL OCCUPATION(S)
  AND AGE                       WITH TRUST           DURING PAST 5 YEARS
-------------                   ----------           -------------------
Dr. R. Jan LeCroy (68)          Trustee              Retired. President, Dallas Citizens Council.
841 Liberty                                          Trustee of other mutual funds managed by the
Dallas, TX 75204                                     Adviser. Director, Southwest Securities Group,
                                                     Inc.

Dr. Jess H. Parrish (72)        Trustee              Former President, Midland College. Higher
2805 Sentinel                                        Education Consultant. Trustee of other mutual
Midland, TX 79701                                    funds managed by the Adviser.


William P. Kovacs (54)          Vice President and   Vice President, Senior Counsel, Secretary, Chief
11825 N. Pennsylvania St.       Secretary            Compliance Officer and Director of Adviser. Vice
Carmel, IN 46032                                     President, Senior Counsel, Secretary and
                                                     Director, Conseco Equity Sales, Inc. Vice
                                                     President and Secretary of other mutual funds
                                                     managed by the Adviser. Previously, Associate
                                                     Counsel, Vice President and Assistant Secretary,
                                                     Kemper Financial Services, Inc. (1989-1996);
                                                     previous to Of Counsel, Rudnick & Wolfe
                                                     (1997-1998); previous to Of Counsel, Shefsky &
                                                     Froelich (1998).

James S. Adams (40)             Treasurer            Senior Vice President, Bankers National, Great
11815 N. Pennsylvania St.                            American Reserve. Senior Vice President,
Carmel, IN 46032                                     Treasurer, and Director, Conseco Equity Sales,
                                                     Inc. Senior Vice President and Treasurer, Conseco
                                                     Services, LLC. Treasurer of other mutual funds
                                                     managed by the Adviser.

William T. Devanney, Jr. (44)   Vice President       Senior Vice President, Corporate Taxes,
11815 N. Pennsylvania St.       Corporate Taxes      Bankers National and Great American
Carmel, IN 46032                                     Reserve. Senior Vice President,
                                                     Corporate Taxes, Conseco Equity Sales,
                                                     Inc. and Conseco Services LLC. Vice
                                                     President of other mutual funds
                                                     managed by the Adviser.



NAME, ADDRESS                   POSITION HELD        PRINCIPAL OCCUPATION(S)
  AND AGE                       WITH TRUST           DURING PAST 5 YEARS
-------------                   ----------           -------------------
David N. Walthall (54)          Trustee              Principal, Walthall Asset Management. Former
1 Galleria Tower, Suite 1050                         President, Chief Executive Officer and Director
13355 Noel Road                                      of Lyrick Corporation. Formerly, President and
Dallas, TX 75240                                     CEO, Heritage Media Corporation. Formerly,
                                                     Director, Eagle National Bank. Trustee of other
                                                     mutual funds managed by the Adviser.

------------------
* The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.

The following table shows the compensation of each disinterested Trustee for the fiscal year ending December 31, 1999 for affiliated investment companies within the Fund Complex. In addition o Conseco Fund Group, the Fund Complex, as of December 31, 1999, consists of: Conseco Series Trust and Conseco Strategic Income Fund.

COMPENSATION TABLE

                              Aggregate Compensation          Total Compensation from
                              Compensation                    Invesetment Companies in the Trust
Name of Person, Position      from the Trust                  Complex Paid to Trustees
------------------------      --------------                  ------------------------
William P. Daves, Jr.         $9,000                          $27,000
                                                              (14 other investment company)

Harold W. Hartley             $9,000                          $27,000
                                                              (14 other investment company)

Dr. R. Jan LeCroy             $9,000                          $27,000
                                                              (14 other investment company)

Dr. Jesse H. Parrish          $8,000                          $24,000
                                                              (14 other investment company)

David N. Walthall             $9,000                          $27,000
                                                              (14 other investment company)

------------------
As of March 31, 2000, the Trustees and officers of the Trust, as a group, own less than 1% of each Fund's outstanding shares. A shareholder owning of record or beneficially more than 25% of a Fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.

FUND EXPENSES

Each Fund pays its own expenses including, without limitation: (i) organizational and offering expenses of the Fund and expenses incurred in connection with the issuance of shares of the Fund; (ii) fees of its custodian and transfer agent; (iii) expenditures in connection with meetings of shareholders and Trustees; (iv) compensation and expenses of Trustees who are not interested persons of the Trust; (v) the costs of any liability, uncollectible items of deposit and other insurance or fidelity bond; (vi) the cost of preparing, printing, and distributing prospectuses and statements of additional information, any supplements thereto, proxy statements, and reports for existing shareholders; (vii) legal, auditing, and accounting fees; (viii) trade association dues; (ix) filing fees and expenses of registering and maintaining registration of shares of the Fund under applicable federal and state securities laws; (x) brokerage commissions; (xi) taxes and governmental fees; and (xii) extraordinary and non-recurring expenses.

DISTRIBUTION ARRANGEMENTS

Conseco Equity Sales, Inc. (the "Distributor") serves as the principal underwriter for each Fund pursuant to an Underwriting Agreement, dated January 2, 1997 as amended December 31, 1997. The Underwriting Agreement was approved with respect to the Conseco Large-Cap and Conseco Science & Technology Funds on __________________. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, the Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act). The Distributor is not obligated to sell any specific amount of shares of any Fund.

The Distributor's principal address is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

DISTRIBUTION AND SERVICE PLAN

The Trust has adopted distribution and service plans dated March 28, 1997 with respect to the Class A shares of the Conseco Equity Fund, Conseco Balanced Fund and Conseco Fixed Income Fund, and dated December 31, 1997 with respect to each other class of Fund shares (and approved with respect to the Conseco Large-Cap Fund and Conseco Science & Technology Fund on _________,2000) (the "Plans"), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

Pursuant to the Plans, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plans authorize payments to the Distributor up to 0.50% annually of each Fund's (except for the Conseco Fixed Income Fund's) average daily net assets attributable to its Class A shares. The Conseco Fixed Income Fund's Plan authorizes payments to the Distributor up to 0.65% annually of that Fund's average daily net assets attributable to its Class A shares. The Plans authorize payments to the Distributor up to 1.00% annually of each Fund's average daily net assets attributable to its Class B shares. The Plans authorize payments to the Distributor up to 1.00% annually of each Fund's average daily net assets attributable to its Class C shares. See "Management - The Adviser" above regarding the Distributor's contractual arrangement waive its fees and/or reimburse Fund expenses.

The Plans further provide for periodic payments by the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A, Class B or Class C of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares of that class owned by clients of such broker, dealer or financial intermediary.

In accordance with the terms of the Plans, the Distributor provides to each Fund, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

The Plans were adopted by a majority vote of the Trustees of the Trust, including at least a majority of Trustees who are not, and were not at the time they voted, interested persons of the Trust and do not and did not have any direct or indirect financial interest in the operation of the Plans, cast in person at a meeting called for the purpose of voting on the Plans. The Trustees believe that there is a reasonable likelihood that the Plans will benefit each Fund and its current and future shareholders. Among the anticipated benefits are higher levels of sales and lower levels of redemptions of Class A, Class B and Class C shares of each Fund, economies of scale, reduced expense ratios and greater portfolio diversification.

Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the amount to be spent under the Plans without approval of the shareholders of the affected Fund, and material amendments to the Plans must also be approved by the Trustees in a manner described above. The Plans may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operations of the Plans, or by a vote of a majority of the outstanding voting securities of the Fund affected thereby. The Plans will automatically terminate in the event of their assignment.

PURCHASE, REDEMPTION AND PRICING OF SHARES

SHARE PRICES AND NET ASSET VALUE

Each Fund's shares are bought or sold at a price that is the Fund's net asset value (NAV) per share. The NAV per share is determined for each class of shares for each Fund as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time) on each business day by dividing the value of the Fund's net assets attributable to a class (the class's pro rata share of the value of the Fund's assets minus the class's pro rata share of the value of the Fund's liabilities) by the number of shares of that class outstanding.

For each of the Funds the assets of the Fund are valued as follows: Securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities with maturities of sixty (60) days or less are valued at amortized cost.

CLASS Y SHARES

Your initial purchase amount should be at least $500,000. However, the minimum may be waived at the discretion of the Fund's officers. The Fund and Distributor reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

REDUCTIONS AND WAIVERS OF SALES CHARGES

REDUCTION OF CLASS A SALES CHARGE

RIGHTS OF ACCUMULATION. Each Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase Class A shares of any Fund at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of shares of the Funds, or shares of the money market fund currently managed by Federated Management (derived from the exchange of Fund shares on which an initial sales charge was paid). Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

LETTER OF INTENT. Any shareholder may qualify for a reduced sales charge on purchases of Class A shares made within a 13-month period pursuant to a Letter of Intent (LOI). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of the Trust owned by the shareholder. Such value is determined based on the net asset value on the date of the LOI. During the term of an LOI, Firstar Mutual Fund Services, Inc.("Firstar"), the Trust's transfer agent, will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to Firstar an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within 20 days after a written request by Firstar pay such difference in sales charge, Firstar will redeem an appropriate number of escrowed shares in order to realize such difference. Additional information about the terms of the LOI are available from your broker, dealer or other financial intermediary or from Firstar at (800) 986-3384.

SYSTEMATIC WITHDRAWAL PLAN. The Systematic Withdrawal Plan ("SWP") is designed to provide a convenient method of receiving fixed payments at regular intervals from Class A, Class B and Class C shares of a Fund deposited by the applicant under this SWP. The applicant must deposit or purchase for deposit shares of the Fund having a total value of not less than $5,000. Periodic checks of $50 or more will be sent to the applicant, or any person designated by him, monthly or quarterly.

Any income dividends or capital gain distributions on shares under the SWP will be credited to the SWP account on the payment date in full and fractional shares at the net asset value per share in effect on the record date.

SWP payments are made from the proceeds of the redemption of shares deposited in a SWP account. Redemptions are taxable transactions to shareholders. To the extent that such redemptions for periodic withdrawals exceed dividend income reinvested in the SWP account, such redemptions will reduce and may ultimately exhaust the number of shares deposited in the SWP account. In addition, the amounts received by a shareholder cannot be considered as an actual yield or income on his or her investment because part of such payments may be a return of his or her capital.

The SWP may be terminated at any time (1) by written notice to the Fund or from the Fund to the shareholder; (2) upon receipt by the Fund of appropriate evidence of the shareholder's death; or (3) when all shares under the SWP have been redeemed. The fees of the Fund for maintaining SWPs are paid by the Fund.

WAIVER OF CLASS A INITIAL SALES CHARGE

No sales charge is imposed on sales of Class A shares to certain investors. However, in order for the following sales charge waivers to be effective, the Transfer Agent must be notified of the waiver when the purchase order is placed. The Transfer Agent may require evidence of your qualification for the waiver. No sales charge is imposed on the following investments:

o by current or retired officers, directors, employees or sales representatives (and their immediate family, including: parents, grandparents, spouse, children, grandchildren, siblings, father-in-law, mother-in-law, sister-in-law, son-in-law, niece, nephew and same sex domestic partners) of the Trust, Conseco and its affiliates and the Transfer Agent;

o by any participant in (i) a tax qualified retirement plan provided that the initial amount invested by the plan totals $500,000 or more, the plan has 50 or more employees eligible to participate at the time of purchase, or the plan certifies that it will have projected annual contributions of $200,000 or more; or (ii) by one of a group of tax qualified employee benefit plans that purchase through an omnibus account relationship with the Funds maintained by a single service provider, provided that such plans make an aggregated initial investment of $500,000 or more;

o by an omnibus account established by a sponsor for tax-qualified employee benefit plans where the sponsor provides recordkeeping services for the plans, and has entered into an agreement with the Distributor in connection with such account;

o by brokers, dealers, and other financial intermediaries that have a selling agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

o by employees and registered representatives (and their parents, grandparents, spouses and minor children) of brokers, dealers, and other financial intermediaries described above; the purchaser must certify to the Distributor at the time of the purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's parents, grandparents, spouse or minor children);

o by any charitable organization, state, county, city, or any instrumentality, department, authority or agency thereof which has determined that Class A is a legally permissible investment and which is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company;

o by one or more members of a group of at least 100 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor children of such persons, pursuant to a marketing program between the Distributor and such group;

o (i) through an investment adviser who makes such purchases through a broker, dealer, or other financial intermediary (each of which may impose transaction fees on the purchase), or (ii) by an investment adviser for its own account or for a bona fide advisory account over which the investment adviser has investment discretion;

o through a broker, dealer or other financial intermediary which maintains a net asset value purchase program that enables the Funds to realize certain economies of scale;

o through bank trust departments or trust companies on behalf of bona fide trust or fiduciary accounts by notifying the Distributor in advance of purchase; a bona fide advisory, trust or fiduciary account is one which is charged an asset-based fee and whose purpose is other than purchase of Fund shares at net asset value;

o by purchasers in connection with investments related to a bona fide medical savings account; or

o by an account established under a wrap fee or asset allocation program where the accountholder pays the sponsor an asset-based fee.

Additionally, no sales charge is imposed on shares that are (a) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a Fund is a party, (b) purchased by the reinvestment of loan repayments by participants in retirement plans, (c) purchased by the reinvestment of dividends or other distributions from a Fund, or (d) purchased and paid for with the proceeds of shares redeemed in the prior 60 days from a mutual fund on which an initial sales charge or contingent deferred sales charge was paid (other than a fund managed by the Adviser or any of its affiliates that is subject to the exchange privilege described below); the purchaser must certify to the Distributor at the time of purchase that the purchaser is a prior load investor.

WAIVERS OF CONTINGENT DEFERRED SALES CHARGE FOR CLASS A, CLASS B AND CLASS C

To obtain a waiver of the contingent deferred sales charge, you must notify the Transfer Agent, who may require evidence of your qualification. The contingent deferred sales charge will not apply to:

o any partial or complete redemption in connection with a distribution without federal tax income penalty under a tax-qualified retirement plan, upon separation from service and attaining age 55;

o any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from a tax-qualified retirement plan, eligible 457 plan, or 403(b)(7) plan;

o any complete redemption in connection with a distribution from a tax-qualified retirement plan, eligible 457 plan, or 403(b)(7) plan in connection with termination of employment or termination of the employer's plan;

o redemptions from an omnibus account established by a sponsor for tax-qualified employee benefit plans where the sponsor provides recordkeeping services for the plans, and has entered into an agreement with the Distributor in connection with such account;

o any redemption resulting from a tax-free return of an excess contribution from a tax-qualified retirement plan, IRA, savings incentive match plan for employees ("SIMPLE" plan), eligible 457 plan, or 403(b)(7) plan;

o mandated minimum distributions from a tax-qualified retirement plan, IRA, SIMPLE plan, eligible 457 plan, or 403(b) plan;

o substantially equal periodic payments as defined in Section 72(t) of the Code;

o any partial or complete redemption following death or disability of a shareholder (including one who owns the shares as joint tenant with his spouse), provided the redemption is requested within one year of the death or initial determination of disability (as defined in Section 72(m) of the Code);

o redemptions under a Fund's Systematic Withdrawal Plan (investors may not withdraw annually more than 12% of the value of their account under the Systematic Withdrawal Plan);

o redemptions in connection with distributions from a Roth IRA or Roth Conversion IRA that are qualified distributions under the Code;

o redemptions in connection with distributions from an Education IRA that are used for qualified higher education expenses under the Code or which are required by the Code to be distributed;

o redemptions in connection with investments related to a bona fide medical savings account; and

o redemptions from an account established under a wrap fee or asset allocation program where the accountholder pays the sponsor an asset-based fee.

REDEMPTIONS IN KIND

Each Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of the net assets of the Fund, whichever is less. Any redemptions beyond this amount also will be in cash unless the Board determines that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemptions in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Board deems fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could incur certain transaction costs.

SUSPENSION OF REDEMPTIONS

A Fund may not suspend a shareholder's right of redemption, or postpone payment for a redemption for more than seven days, unless the NYSE is closed for other than customary weekends or holidays; trading on the NYSE is restricted; for any period during which an emergency exists as a result of which (1) disposition by a Fund of securities owned by it is not reasonably practicable, or (2) it is not reasonably practicable for a Fund to fairly determine the value of its assets; or for such other periods as the SEC may permit for the protection of investors.

RETIREMENT PLANS

Each class of shares are available for purchase by qualified retirement plans of both corporations and self-employed individuals. The Trust has available prototype IRA plans (for both individuals and employers), Simplified Employee Pension ("SEP") plans, and savings incentive match plans for employees ("SIMPLE" plans) as well as Section 403(b)(7) Tax-Sheltered Retirement Plans which are designed for employees of public educational institutions and certain non-profit, tax-exempt organizations.

CODE OF ETHICS

Under CCM's personal securities trading policy (the "Policy"), CCM employees must pre-clear personal transactions in securities not exempt under the Policy. In addition, CCM employees must report their personal securities transactions and holdings, which are reviewed for compliance with the Policy. CCM access persons, including portfolio managers and investment personnel, who comply with the Policy's pre-clearance and disclosure procedures, and the requirements of the Policy, may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

INFORMATION ON CAPITALIZATION AND OTHER MATTERS

All shares of beneficial interest of the Trust are entitled to one vote, and votes are generally on an aggregate basis. However, on matters where the interests of the Funds (or classes of a Fund) differ (such as approval of an investment advisory agreement or a change in fundamental investment policies), the voting is on a Fund-by-Fund (or class-by-class) basis. The Trust does not hold routine annual shareholders' meetings. The shares of each Fund issued are fully paid and non-assessable, have no preference or similar rights, and are freely transferable. In addition, each issued and outstanding share in a class of a Fund is entitled to participate equally in dividends and distributions declared by that class.

The Trustees themselves have the power to alter the number and terms of office of the Trustees, and they may at any time lengthen their own terms or make their terms of unlimited duration (subject to certain removal procedures) and appoint their own successors, provided that always at least a majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Trustees being selected, while the holders of the remaining shares would be unable to elect any Trustees. The Trust is not required to hold annual meetings of shareholders for action by shareholders' vote except as may be required by the 1940 Act or the Declaration of Trust. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the vote of the outstanding shares. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the holders of 10% of the Trust's shares. In addition, 10 or more shareholders meeting certain conditions and holding the lesser of $25,000 worth or 1% of the Trust's shares may advise the Trustees in writing that they wish to communicate with other shareholders for the purpose of requesting a meeting to remove a Trustee. The Trustees will then either give those shareholders access to the shareholder list or, if requested by those shareholders, mail at the shareholders' expense the shareholders' communication to all other shareholders.

Each issued and outstanding share of each class of a Fund is entitled to participate equally in dividends and other distributions of the respective class of the Fund and, upon liquidation or dissolution, in the net assets of that class remaining after satisfaction of outstanding liabilities. The shares of each Fund have no preference, preemptive or similar rights, and are freely transferable. The exchange privilege for each class and the conversion rights of Class B shares are described in the Prospectus.

Under Rule 18f-2 under the 1940 Act, as to any investment company which has two or more series (such as the Funds) outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees, the ratification of the contract with the principal underwriter or the ratification of the selection of accountants. The rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series. Under Rule 18f-3 under the 1940 Act, each class of a Fund shall have a different arrangement for shareholder services or the distribution of securities or both and shall pay all of the expenses of that arrangement, shall have exclusive voting rights on any matters submitted to shareholders that relate solely to a particular class' arrangement, and shall have separate voting rights on any matters submitted to shareholders in which the interests of one class differ from the interests of any other class.

Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Trust property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of the Trust to be held personally liable as a partner under certain circumstances, the risk of a shareholder's incurring financial loss on account of shareholder liability is highly unlikely and is limited to the relatively remote circumstances in which the Trust would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

TAXES

GENERAL

To qualify or continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Fund -- which is treated as a separate corporation for these purposes -- must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. For each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year,
(i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

Distributions, if any, in excess of a Fund's current or accumulated earnings and profits, as computed for federal income tax purposes, will constitute a return of capital, which first will reduce a shareholder's tax basis in the Fund's shares and then (after such basis is reduced to zero) generally will give rise to capital gains. Under the Taxpayer Relief Act of 1997 ("Tax Act"), different maximum tax rates apply to a non-corporate taxpayer's net capital gain (the excess of net long-term capital gain over net short-term capital loss) depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months.

Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

At the time of an investor's purchase of shares of a Fund, a portion of the purchase price is often attributable to unrealized appreciation in the Fund's portfolio or undistributed taxable income. Consequently, subsequent distributions from that appreciation (when realized) or income may be taxable to the investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for the shares and the distributions in reality represent a return of a portion of the purchase price.

Each Fund will be subject to a nondeductible 4% federal excise tax ("Excise Tax") on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. Each Fund intends under normal circumstances to avoid liability for such tax by satisfying those distribution requirements.

INCOME FROM FOREIGN SECURITIES

Dividends and interest received by a Fund, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. Pursuant to that election, the Fund would treat its foreign taxes as dividends paid to its shareholders, and each shareholder would be required to (1) include in gross income, and treat as paid by him, his proportionate share of the Fund's foreign taxes, and (2) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. The Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income from sources within foreign countries and U.S. possessions if it makes this election. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Forms 1099 and all of whose foreign source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

Each Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (i.e., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Fund is a U.S. shareholder -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part of any "excess distribution" received by it on the stock of a PFIC or of any gain on the Fund's disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund, would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not distributed thereto by the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. Each Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a Fund also will be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock with respect to which this election is made will be adjusted to reflect the amounts of income included and deductions taken under the election.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain foreign currency futures and options, foreign currency positions and payables or receivables (e.g., dividends or interest receivable) denominated in a foreign currency are subject to section 988 of the Code, which generally causes those gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any gains from the disposition of foreign currencies could, under future Treasury regulations, produce income that is not "qualifying income" under the Income Requirement.

INVESTMENTS IN DEBT SECURITIES

If a Fund invests in zero coupon securities, payment-in-kind securities and/or certain deferred interest securities (and, in general, any other securities with original issue discount or with market discount if an election is made to include market discount in income currently), it must accrue income on those investments prior to the receipt of cash payments or interest thereon. However, each Fund must distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income, including such accrued discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax. Therefore, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to make the necessary distributions.

Investment in debt obligations that are at risk of or in default presents special tax issues for any Fund that holds such obligations. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by any Fund that holds such obligations in order to seek to reduce the risk of distributing insufficient income to qualify for treatment as a RIC and of becoming subject to federal income tax or the Excise Tax.

HEDGING STRATEGIES

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses a Fund realizes in connection therewith. Gains from options, futures and forward contracts derived by a Fund with respect to its business of investing in securities or foreign currencies -- and as noted above, gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations) -- will qualify as permissible income under the Income Requirement.

Certain futures and foreign currency contracts in which the Funds may invest will be "section 1256 contracts." Section 1256 contracts held by a Fund at the end of each taxable year, other than section 1256 contracts that are part of a "mixed straddle" with respect to which a Fund has made an election not to have the following rules apply, must be marked-to-market (that is, treated as sold for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the case available to the Fund. A Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and/or increasing the amount of dividends that must be distributed to meet the Distribution Requirement and avoid imposition of the Excise Tax. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Funds may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Section 1092 generally provides that any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If a Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Fund will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures or forward contract entered into by a Fund or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially similar or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates) subject to tax under that law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of the shares of a Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances.

FINANCIAL STATEMENTS

Audited financial statements for the Conseco 20 Fund, Conseco Equity Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund, and Conseco Fixed Income Fund and the for the fiscal year ended December 31, 1999 are incorporated by reference from the Trust's annual report to shareholders. Because the Conseco Large-Cap and Conseco Science & Technology Funds are new, audited financial statements are not available.

APPENDIX A SECURITIES RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S INVESTORS SERVICE, INC.'S CORPORATE BOND RATINGS:

Aaa - Bonds which are rated Aaa by Moody's Investors Service, Inc. ("Moody's") are judged to be the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds. Such issues can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATE BOND RATINGS:

AAA - This is the highest rating assigned by Standard & Poor's ("S&P") to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB/B/CCC/CC - Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation.+ BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

CI - The rating CI is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears. Plus (+) or Minus (-): The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PREFERRED STOCK RATINGS:

Both Moody's and S&P use the same designations for corporate bonds as they do for preferred stock, except that in the case of Moody's preferred stock ratings, the initial letter rating is not capitalized. While the descriptions are tailored for preferred stocks and relative quality, distinctions are comparable to those described above for corporate bonds.

                              CONSECO FUND GROUP
                            Conseco Large-Cap Fund
                      Conseco Science & Technology Fund

                     REGISTRATION STATEMENT ON FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23. Exhibits.

     (a) Agreement and Declaration of Trust. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

     (b) By-laws. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

     (c)(1) Agreement and Declaration of Trust of Conseco Fund Group, Articles V, VI, VII, VIII, and X. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

     (2) By-laws of Conseco Fund Group, Articles II, V, and VII. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

     (d)(1) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Equity Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

     (2) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Asset Allocation Fund. Incorporated by reference to
             Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

     (3) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Fixed Income Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

     (4) Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco 20 Fund, the Conseco High Yield Fund, the Conseco International Fund and the Conseco Convertible Securities Fund, and Conseco Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

     (5) Schedule A to the Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco 20 Fund, the Conseco High Yield Fund, the Conseco International Fund and the Conseco Convertible Securities Fund, and Conseco Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (6) Amended Schedule A to the Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco Large-Cap Fund and the Conseco Science & Technology Fund. To be filed

     (e)(1) Amended and Restated Principal Underwriting Agreement between Conseco Fund Group and Conseco Equity Sales, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

     (2) Schedule A to the Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (3) Amended Schedule A to the Amended and Restated Principal Underwriting Agreement. To be filed.

     (f)     Bonus, profit sharing or pension plans - None.

     (g)(1) Custody Agreement between Conseco Fund Group and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

     (2) Custody Agreement between Conseco Fund Group and State Street Bank and Trust Company with respect to the Conseco International Fund. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (h)(1) Amended and Restated Administration Agreement between Conseco Fund Group and Conseco Services, LLC. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

     (2) Schedule A to the Amended and Restated Administration Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (3) Amended Schedule A to the Amended and Restated Administration Agreement. To be filed.

     (4) Sub-Administration Agreement between Conseco Services, LLC and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

     (5) Sub-Administration Agreement between Conseco Services, LLC and AMR Investment Services, Inc. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (6) Fund Administration Servicing Agreement between Conseco Services, LLC and Firstar Mutual Fund Services, LLC. Incorporated by reference to Post-Effective Amendment No. 13 to the registration statement, SEC File No. 333-13185, filed April 13, 2000.

     (7) Fund Accounting Agreement between Conseco Services, LLC and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

     (8) Fund Accounting Servicing Agreement between Conseco Services, LLC and Firstar Mutual Fund Services, LLC. Incorporated by reference to Post-Effective Amendment No. 13 to the registration statement, SEC File No. 333-13185, filed April 13, 2000.

     (9) Transfer Agency Agreement between Conseco Fund Group and State Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

     (10) Transfer Agent Servicing Agreement between Conseco Fund Group and Firstar Mutual Fund Services, LLC. Incorporated by reference to Post-Effective Amendment No. 13 to the registration statement, SEC File No. 333-13185, filed April 13, 2000.

     (11) Agreement Among AMR Investment Services Trust, AMR Investment Services, Inc., and Conseco Fund Group and Conseco Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

     (i) Opinion and Consent of Counsel as to the Legality of the Securities being Registered. To be Filed.

     (j) Consent of Independent Accountants. Incorporated by reference to Post-Effective Amendment No. 13 to the registration statement, SEC File No. 333-13185, filed April 13, 2000.

     (k)     Financial statements omitted from prospectus - None.

     (l)     Letter of investment intent - None.

     (m)(1) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Equity Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

     (2) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Asset Allocation Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

     (3) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Fixed Income Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

     (4) Plan of Distribution and Service pursuant to Rule 12b-1. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

     (5) Schedule A to the Plan of Distribution and Service pursuant to Rule 12b-1. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (6) Amended Schedule A to the Plan of Distribution and Service pursuant to Rule 12b-1. To be filed.


     (7) Selling Group Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (n)     Financial Data Schedule. None.

     (o)(1) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (2) Schedule A to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (3) Third Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. Incorporated by reference to Post-Effective Amendment No. 13 to the registration statement, SEC File No. 333-13185, filed April 13, 2000.

     (4) Amended Schedule A to the Third Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. To be filed.

     (p) Code of Ethics. Incorporated by reference to Post-Effective Amendment No. 13 to the registration statement, SEC File No. 333-13185, filed April 13, 2000.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

   None.

ITEM 25. INDEMNIFICATION.

   Reference is made to Articles II and V of the Agreement and Declaration of Trust, which are incorporated by reference to the Registrant's registration statement, SEC File No. 333-13185, filed previously on October 1, 1996.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

   Conseco Capital Management, Inc. (the "Adviser") is an Indiana corporation which offers investment advisory services. The Adviser is a wholly-owned subsidiary of Conseco, Inc., also an Indiana corporation, a publicly owned financial services company. Both the Adviser's and Conseco, Inc.'s offices are located at 11825 N. Pennsylvania Street, Carmel, Indiana 46032.

   Rollin M. Dick, Director, Executive Vice President and Chief Financial Officer of Conseco, Inc., Carmel, Indiana. Mr. Dick is an officer and/or director of various affiliates of the Adviser. He is a director of Brightpoint, Inc., Indianapolis, Indiana and General Acceptance Corporation, Bloomington, Indiana. Additionally, Mr. Dick is a director of approximately ten non-public companies, which are believed to be not affiliated with Conseco, Inc.

   Maxwell E. Bublitz, President and Director; Senior Vice President of Conseco, Inc.; President and Trustee of Conseco Series Trust; President and Trustee of Conseco Strategic Income Fund.

   Gregory J. Hahn, Chief Investment Officer, Fixed Income; Trustee of Conseco Strategic Income Fund.

   Thomas A. Meyers, Senior Vice President, Director of Marketing.

   Thomas J. Pence, Chief Investment Officer, Equity.

   William P. Kovacs, Senior Counsel and Secretary; Chief Compliance
Officer and Director; Vice President and Secretary of Conseco Series Trust; Vice President and Secretary of Conseco Strategic Income Fund; Vice President and Secretary of Conseco Equity Sales, Inc.; Vice President and Secretary of Conseco Financial Services, Inc.

   Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the SEC and is incorporated by reference herein.

ITEM 27. PRINCIPAL UNDERWRITERS.

   Conseco Equity Sales, Inc. serves as the Registrant's principal underwriter.

   The following information is furnished with respect to the officers and directors of Conseco Equity Sales, Inc. The principal business address of each person listed is 11815 N. Pennsylvania Street, Carmel, Indiana 46032.

   Name and Principal       Positions and Offices      Positions and Offices
   Business Address      with Principal Underwriter       with Registrant
   ----------------      --------------------------       ---------------
L. Gregory Gloeckner     President                        None

William P. Kovacs        Vice President, Senior Counsel,  Vice President and
                         Secretary, and Director          Secretary

James S. Adams           Senior Vice President,           Treasurer, Principal
                         Treasurer, and Director          Financial and
                                                          Accounting Officer

William T. Devanney, Jr. Senior Vice President,           Vice President,
                         Corporate Taxes                  Corporate Taxes

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

   For the Conseco Fixed Income Fund, Conseco High Yield Fund, Conseco Convertible Securities Fund, Conseco Balanced Fund, Conseco Equity Fund and Conseco 20 Fund: The accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Adviser or the Funds' custodian, The Bank of New York, 90 Washington Street, 22nd Floor, New York, New York 10826.

ITEM 29. MANAGEMENT SERVICES.

   Not applicable.

ITEM 30. UNDERTAKINGS. NONE.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Conseco Fund Group, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 13 to the Registration Statement under rule 485(a) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 13 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Carmel and State of Indiana on the 13th day of April, 2000.

                                CONSECO FUND GROUP

                                By: /s/ Maxwell E. Bublitz
                                    -----------------------------
                                    Maxwell E. Bublitz
                                    President (Principal Executive Officer)
                                    and Trustee

   Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                           Title                          Date

/S/ MAXWELL E. BUBLITZ*         President                        April 13, 2000
--------------------------      (Princial Executive Officer
Maxwell E. Bublitz              and Trustee

/S/ WILLIAM P. DAVES, JR.*      Chairman of the Board and        April 13, 2000
--------------------------      Trustee
William P. Daves, Jr.

/S/ GREGORY J. HAHN*            Trustee                          April 13, 2000
--------------------------
Gregory J. Hahn

/S/ HAROLD W. HARTLEY*          Trustee                          April 13, 2000
--------------------------
Harold W. Hartley

/S/ DR. R. JAN LECROY*          Trustee                          April 13, 2000
--------------------------
Dr. R. Jan LeCroy

/S/ Dr. JESS H. PARRISH*        Trustee                          April 13, 2000
--------------------------
Dr. Jess H. Parrish

/S/ JAMES S. ADAMS              Treasurer                        April 13, 2000
--------------------------
James S. Adams

/S/ DAVID N. WALTHALL*          Trustee                          April 13, 2000
--------------------------
David N. Walthall

* /S/ William P. Kovacs
--------------------------
William P. Kovacs
Attorney-in-fact

                              CONSECO FUND GROUP
                            Conseco Large-Cap Fund
                      Conseco Science & Technology Fund

                                EXHIBIT INDEX

     (a) Agreement and Declaration of Trust. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

     (b) By-laws. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

     (c)(1) Agreement and Declaration of Trust of Conseco Fund Group, Articles V, VI, VII, VIII, and X. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

     (2) By-laws of Conseco Fund Group, Articles II, V, and VII. Incorporated by reference to Registrant's registration statement, SEC File No. 333-13185, filed on October 1, 1996.

     (d)(1) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Equity Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

     (2) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Asset Allocation Fund. Incorporated by reference to
             Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

     (3) Investment Advisory Agreement between Conseco Fund Group and Conseco Capital Management, Inc. with respect to the Conseco Fixed Income Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

     (4) Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco 20 Fund, the Conseco High Yield Fund, the Conseco International Fund and the Conseco Convertible Securities Fund, and Conseco Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

     (5) Schedule A to the Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco 20 Fund, the Conseco High Yield Fund, the Conseco International Fund and the Conseco Convertible Securities Fund, and Conseco Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (6) Amended Schedule A to the Investment Advisory Agreement between Conseco Fund Group, on behalf of the Conseco Large-Cap Fund and the Conseco Science & Technology Fund. To be filed

     (e)(1) Amended and Restated Principal Underwriting Agreement between Conseco Fund Group and Conseco Equity Sales, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

     (2) Schedule A to the Amended and Restated Principal Underwriting Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (3) Amended Schedule A to the Amended and Restated Principal Underwriting Agreement. To be filed.

     (f)     Bonus, profit sharing or pension plans - None.

     (g)(1) Custody Agreement between Conseco Fund Group and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

     (2) Custody Agreement between Conseco Fund Group and State Street Bank and Trust Company with respect to the Conseco International Fund. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (h)(1) Amended and Restated Administration Agreement between Conseco Fund Group and Conseco Services, LLC. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

     (2) Schedule A to the Amended and Restated Administration Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (3) Amended Schedule A to the Amended and Restated Administration Agreement. To be filed.

     (4) Sub-Administration Agreement between Conseco Services, LLC and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

     (5) Sub-Administration Agreement between Conseco Services, LLC and AMR Investment Services, Inc. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (6) Fund Administration Servicing Agreement between Conseco Services, LLC and Firstar Mutual Fund Services, LLC. Incorporated by reference to Post-Effective Amendment No. 13 to the registration statement, SEC File No. 333-13185, filed April 13, 2000.

     (7) Fund Accounting Agreement between Conseco Services, LLC and The Bank of New York. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

     (8) Fund Accounting Servicing Agreement between Conseco Services, LLC and Firstar Mutual Fund Services, LLC. Incorporated by reference to Post-Effective Amendment No. 13 to the registration statement, SEC File No. 333-13185, filed April 13, 2000.

     (9) Transfer Agency Agreement between Conseco Fund Group and State Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No. 4 to the registration statement, SEC File No. 333-13185, filed December 29, 1997.

     (10) Transfer Agent Servicing Agreement between Conseco Fund Group and Firstar Mutual Fund Services, LLC. Incorporated by reference to Post-Effective Amendment No. 13 to the registration statement, SEC File No. 333-13185, filed April 13, 2000.

     (11) Agreement Among AMR Investment Services Trust, AMR Investment Services, Inc., and Conseco Fund Group and Conseco Capital Management, Inc. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

     (i) Opinion and Consent of Counsel as to the Legality of the Securities being Registered. To be Filed.

     (j) Consent of Independent Accountants. Incorporated by reference to Post-Effective Amendment No. 13 to the registration statement, SEC File No. 333-13185, filed April 13, 2000.

     (k)     Financial statements omitted from prospectus - None.

     (l)     Letter of investment intent - None.

     (m)(1) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Equity Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

     (2) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Asset Allocation Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

     (3) Class A Plan of Distribution and Service pursuant to Rule 12b-1 with Respect to the Conseco Fixed Income Fund. Incorporated by reference to Post-Effective Amendment No. 1 to the registration statement, SEC File No. 333-13185, filed July 30, 1997.

     (4) Plan of Distribution and Service pursuant to Rule 12b-1. Incorporated by reference to Post-Effective Amendment No. 6 to the registration statement, SEC File No. 333-13185, filed April 29, 1998.

     (5) Schedule A to the Plan of Distribution and Service pursuant to Rule 12b-1. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (6) Amended Schedule A to the Plan of Distribution and Service pursuant to Rule 12b-1. To be filed.


     (7) Selling Group Agreement. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (n)     Financial Data Schedule. None.

     (o)(1) Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (2) Schedule A to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. Incorporated by reference to Post-Effective Amendment No. 8 to the registration statement, SEC File No. 333-13185, filed July 15, 1998.

     (3) Third Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. Incorporated by reference to Post-Effective Amendment No. 13 to the registration statement, SEC File No. 333-13185, filed April 10, 2000.

     (4) Amended Schedule A to the Third Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. To be filed.

     (p)     Code of Ethics. To be filed.